FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706
                                   ----------

                             TEMPLETON INCOME TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    ---------------

Date of fiscal year end:   8/31
                         ---------

Date of reporting period:  11/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2009 (UNAUDITED)

                                                                                             PRINCIPAL(a)
       TEMPLETON GLOBAL BOND FUND                                                              AMOUNT                     VALUE
       --------------------------                                                         -----------------          ---------------
       BONDS 88.3%
       ARGENTINA 1.5%
(b, c) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12                             1,079,370,000          $   340,541,235
                                                                                                                     ---------------
       AUSTRALIA 5.6%
(d)    Government of Australia, TB123, 5.75%, 4/15/12                                           250,445,000    AUD       235,271,729
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17                              312,478,000    AUD       280,959,376
       Queensland Treasury Corp.,
          11, 6.00%, 6/14/11                                                                    274,230,000    AUD       256,126,857
          13, 6.00%, 8/14/13                                                                    337,046,000    AUD       315,777,076
          17, 6.00%, 9/14/17                                                                     66,390,000    AUD        61,475,568
(e)       144A, 7.125%, 9/18/17                                                                 193,260,000    NZD       145,921,209
                                                                                                                     ---------------
                                                                                                                       1,295,531,815
                                                                                                                     ---------------
       BRAZIL 4.6%
       Nota Do Tesouro Nacional,
          9.609%, 1/01/12                                                                           684,610(f) BRL       377,730,856
          9.609%, 1/01/14                                                                            78,500(f) BRL        40,930,682
          9.609%, 1/01/17                                                                           349,070(f) BRL       170,347,515
(g)    Index Linked, 6.00%, 5/15/11                                                                  21,945(f) BRL        23,358,769
(g)    Index Linked, 6.00%, 5/15/15                                                                 318,270(f) BRL       325,115,901
(g)    Index Linked, 6.00%, 5/15/45                                                                 131,725(f) BRL       128,647,197
                                                                                                                     ---------------
                                                                                                                       1,066,130,920
                                                                                                                     ---------------
       CANADA 0.1%
       Province of Manitoba, 6.375%, 9/01/15                                                     25,200,000    NZD        18,199,513
       Province of Ontario, 6.25%, 6/16/15                                                       10,115,000    NZD         7,425,077
                                                                                                                     ---------------
                                                                                                                          25,624,590
                                                                                                                     ---------------
       GERMANY 2.4%
       KfW Bankengruppe,
          4.66%, 1/05/12                                                                      2,452,000,000    NOK       449,928,504
          senior note, 18.50%, 2/11/10                                                          629,500,000    EGP       117,463,757
                                                                                                                     ---------------
                                                                                                                         567,392,261
                                                                                                                     ---------------
       HUNGARY 1.5%
       Government of Hungary,
          3.50%, 7/18/16                                                                         11,765,000    EUR        16,445,692
          4.375%, 7/04/17                                                                        50,450,000    EUR        73,626,664
          5.75%, 6/11/18                                                                        141,160,000    EUR       219,605,732
          senior note, 3.875%, 2/24/20                                                           36,045,000    EUR        47,730,752
                                                                                                                     ---------------
                                                                                                                         357,408,840
                                                                                                                     ---------------
       INDONESIA 7.3%
       Government of Indonesia,
          FR10, 13.15%, 3/15/10                                                              33,650,000,000    IDR         3,626,585
          FR13, 15.425%, 9/15/10                                                             23,800,000,000    IDR         2,693,389
          FR19, 14.25%, 6/15/13                                                             194,977,000,000    IDR        24,024,130
          FR20, 14.275%, 12/15/13                                                           301,008,000,000    IDR        37,486,724
          FR23, 11.00%, 12/15/12                                                              8,700,000,000    IDR           987,319
          FR25, 10.00%, 10/15/11                                                             12,660,000,000    IDR         1,385,838
          FR26, 11.00%, 10/15/14                                                            145,580,000,000    IDR        16,551,936
          FR27, 9.50%, 6/15/15                                                               55,210,000,000    IDR         5,912,229
          FR28, 10.00%, 7/15/17                                                             104,700,000,000    IDR        11,211,925
          FR30, 10.75%, 5/15/16                                                             185,655,000,000    IDR        20,862,869
(d)       FR31, 11.00%, 11/15/20                                                            702,507,000,000    IDR        77,457,790
          FR32, 15.00%, 7/15/18                                                               1,150,000,000    IDR           156,597
(d)       FR34, 12.80%, 6/15/21                                                           1,505,113,000,000    IDR       183,860,992
          FR35, 12.90%, 6/15/22                                                             681,272,000,000    IDR        83,402,681
(d)       FR36, 11.50%, 9/15/19                                                             401,590,000,000    IDR        45,977,919
          FR37, 12.00%, 9/15/26                                                              66,550,000,000    IDR         7,689,673
          FR39, 11.75%, 8/15/23                                                             457,645,000,000    IDR        51,790,586
          FR40, 11.00%, 9/15/25                                                             654,060,000,000    IDR        70,213,733
          FR42, 10.25%, 7/15/27                                                             818,390,000,000    IDR        82,661,318
          FR43, 10.25%, 7/15/22                                                             227,455,000,000    IDR        23,395,021

     Quarterly Statement of Investments   See Notes to Statements of Investments

Templeton Income Trust

          FR44, 10.00%, 9/15/24                                                             197,824,000,000    IDR    $   19,771,935
          FR46, 9.50%, 7/15/23                                                            2,563,120,000,000    IDR       247,366,199
          FR47, 10.00%, 2/15/28                                                           1,854,867,000,000    IDR       182,936,443
          FR48, 9.00%, 9/15/18                                                              341,640,000,000    IDR        33,965,268
          FR49, 9.00%, 9/15/13                                                              369,360,000,000    IDR        39,260,382
          FR52, 10.50%, 8/15/30                                                             896,704,000,000    IDR        91,282,674
(e)       senior bond, 144A, 8.50%, 10/12/35                                                     27,683,000               32,700,544
(e)       senior bond, 144A, 6.625%, 2/17/37                                                     19,820,000               19,284,860
(e)       senior bond, 144A, 7.75%, 1/17/38                                                      65,910,000               71,710,080
(h)       senior bond, Reg S, 8.50%, 10/12/35                                                    53,765,000               63,509,906
(h)       senior bond, Reg S, 6.625%, 2/17/37                                                       100,000                   97,300
(h)       senior bond, Reg S, 7.75%, 1/17/38                                                     67,836,000               73,805,568
(e)       senior note, 144A, 11.625%, 3/04/19                                                    57,990,000               81,940,836
                                                                                                                     ---------------
                                                                                                                       1,708,981,249
                                                                                                                     ---------------
       IRAQ 0.3%
       Government of Iraq,
(e)       144A, 5.80%, 1/15/28                                                                   21,625,000               16,205,775
(h)       Reg S, 5.80%, 1/15/28                                                                  61,094,000               45,783,844
                                                                                                                     ---------------
                                                                                                                          61,989,619
                                                                                                                     ---------------
       ISRAEL 2.3%
       Government of Israel, 2680, 7.00%, 4/29/11                                             1,922,260,000    ILS       541,835,724
                                                                                                                     ---------------
       LITHUANIA 1.5%
(e)    Government of Lithuania, 144A, 6.75%, 1/15/15                                            340,330,000              344,158,712
                                                                                                                     ---------------
       MALAYSIA 4.3%
       Government of Malaysia,
          3.869%, 4/13/10                                                                       637,200,000    MYR       188,867,637
          3.644%, 8/25/10                                                                       147,890,000    MYR        44,023,306
          3.756%, 4/28/11                                                                       752,167,000    MYR       225,717,417
(d)       3.833%, 9/28/11                                                                       519,000,000    MYR       156,341,273
          3.718%, 6/15/12                                                                       210,000,000    MYR        63,149,675
          3.702%, 2/25/13                                                                        62,130,000    MYR        18,604,174
          3.70%, 5/15/13                                                                         23,710,000    MYR         7,087,480
          0509, 3.21%, 5/31/13                                                                1,000,000,000    MYR       294,987,856
                                                                                                                     ---------------
                                                                                                                         998,778,818
                                                                                                                     ---------------
       MEXICO 5.3%
       Government of Mexico,
          M 20, 8.00%, 12/07/23                                                                  30,785,000(i) MXN       236,305,021
          M 20, 10.00%, 12/05/24                                                                 12,883,000(i) MXN       116,225,589
          M 20, 7.50%, 6/03/27                                                                   54,181,000(i) MXN       388,208,120
          M 30, 10.00%, 11/20/36                                                                 39,583,000(i) MXN       356,862,303
          senior bond, 5.95%, 3/19/19                                                           130,400,000              142,299,000
                                                                                                                     ---------------
                                                                                                                       1,239,900,033
                                                                                                                     ---------------
       NEW ZEALAND 0.1%
       Government of New Zealand,
          6.00%, 11/15/11                                                                        10,837,000    NZD         8,045,130
          6.50%, 4/15/13                                                                          6,650,000    NZD         5,020,596
                                                                                                                     ---------------
                                                                                                                          13,065,726
                                                                                                                     ---------------
       NORWAY 4.2%
(d)    Government of Norway, 6.00%, 5/16/11                                                   5,290,430,000    NOK       980,220,934
                                                                                                                     ---------------
       PERU 0.3%
       Government of Peru,
          7.84%, 8/12/20                                                                         74,675,000    PEN        30,127,799
          Series 7, 8.60%, 8/12/17                                                              110,435,000    PEN        47,136,176
                                                                                                                     ---------------
                                                                                                                          77,263,975
                                                                                                                     ---------------
       PHILIPPINES 0.1%
(h)    Government of the Philippines, Reg S, 9.125%, 2/22/10                                     15,795,000    EUR        24,205,079
                                                                                                                     ---------------

Templeton Income Trust

       POLAND 8.6%
       Government of Poland,
          4.25%, 5/24/11                                                                        240,565,000    PLN   $    86,498,582
          4.75%, 4/25/12                                                                      2,094,080,000    PLN       753,256,334
          5.75%, 4/25/14                                                                        987,775,000    PLN       357,691,044
          6.25%, 10/24/15                                                                       477,140,000    PLN       175,876,855
          5.75%, 9/23/22                                                                        495,970,000    PLN       171,774,849
(j)       0112, Strip, 1/25/12                                                                  358,580,000    PLN       116,823,439
          1013, 5.00%, 10/24/13                                                                  44,700,000    PLN        15,877,645
          senior note, 6.375%, 7/15/19                                                          297,700,000              330,706,892
                                                                                                                     ---------------
                                                                                                                       2,008,505,640
                                                                                                                     ---------------
       QATAR 0.5%
(e)    Government of Qatar, senior note, 144A, 6.55%, 4/09/19                                   109,850,000              121,318,340
                                                                                                                     ---------------
       RUSSIA 3.1%
       Government of Russia,
(e)       144A, 7.50%, 3/31/30                                                                  633,048,640              715,439,921
(h)       senior bond, Reg S, 7.50%, 3/31/30                                                      3,901,000                4,408,715
                                                                                                                     ---------------
                                                                                                                         719,848,636
                                                                                                                     ---------------
       SOUTH AFRICA 1.5%

       Government of South Africa,
          5.25%, 5/16/13                                                                         31,958,000    EUR        49,777,740
          4.50%, 4/05/16                                                                         16,945,000    EUR        25,135,782
          6.875%, 5/27/19                                                                       205,735,000              229,651,694
          senior note, 6.50%, 6/02/14                                                             7,290,000                8,043,203
          senior note, 5.875%, 5/30/22                                                           31,345,000               31,952,309
                                                                                                                     ---------------
                                                                                                                         344,560,728
                                                                                                                     ---------------
       SOUTH KOREA 17.7%
       The Export-Import Bank of Korea,
          5.125%, 3/16/15                                                                         6,330,000                6,696,824
          4.625%, 2/20/17                                                                        14,090,000    EUR        21,086,895
(h)       Reg S, 5.25%, 2/10/14                                                                   6,200,000                6,580,772
          senior note, 8.125%, 1/21/14                                                           37,645,000               44,010,581
       Government of Korea, senior bond, 5.625%, 11/03/25                                        13,150,000               13,544,947
       Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12                                                               44,400,000,000    KRW        39,053,876
          08-1, 5.28%, 2/15/13                                                                5,957,000,000    KRW         5,194,630
       Korea Development Bank, senior note, 8.00%, 1/23/14                                      127,140,000              148,060,506
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                                       1,836,511,680,000    KRW     1,572,090,177
          0475-1112, 4.75%, 12/10/11                                                      1,443,452,360,000    KRW     1,256,940,705
          0475-1203, 4.75%, 3/10/12                                                         171,799,000,000    KRW       149,523,834
          0500-1609, 5.00%, 9/10/16                                                         175,000,000,000    KRW       149,628,430
          0525-1303, 5.25%, 3/10/13                                                          14,911,170,000    KRW        13,133,213
          0525-1509, 5.25%, 9/10/15                                                          26,000,000,000    KRW        22,740,029
          0550-1106, 5.50%, 6/10/11                                                         392,801,870,000    KRW       347,021,283
          0575-1012, 5.75%, 12/10/10                                                        147,250,000,000    KRW       129,507,288
          senior note, 7.125%, 4/16/19                                                          167,120,000              198,906,725
                                                                                                                     ---------------
                                                                                                                       4,123,720,715
                                                                                                                     ---------------
       SRI LANKA 2.2%
       Government of Sri Lanka,
          A, 8.50%, 1/15/13                                                                   7,820,300,000    LKR        65,534,780
          A, 13.50%, 2/01/13                                                                  7,593,700,000    LKR        72,416,510
          A, 11.25%, 7/15/14                                                                 23,159,500,000    LKR       207,363,632
          A, 11.00%, 8/01/15                                                                 15,208,000,000    LKR       134,522,347
          B, 11.00%, 9/01/15                                                                  3,443,800,000    LKR        30,614,949
                                                                                                                     ---------------
                                                                                                                         510,452,218
                                                                                                                     ---------------
(K)    SUPRANATIONAL 3.9%
       Corporacion Andina De Fomento, 8.125%, 6/04/19                                           136,720,000              162,594,260
       European Investment Bank, senior note,
          5.375%, 7/16/12                                                                     2,452,200,000    NOK       455,190,770
          4.50%, 5/15/13                                                                        340,210,000    NOK        61,734,033
          1612/37, 6.50%, 9/10/14                                                                51,500,000    NZD        38,239,526

Templeton Income Trust

       Inter-American Development Bank,
          7.50%, 4/15/15                                                                          5,600,000    NZD   $     4,358,598
          6.00%, 12/15/17                                                                        10,200,000    NZD         7,358,303
          senior note, 7.50%, 12/05/24                                                        2,473,000,000    MXN       166,008,777
       International Bank for Reconstruction & Development, 7.50%, 7/30/14                       14,802,000    NZD        11,613,750
                                                                                                                     ---------------
                                                                                                                         907,098,017
                                                                                                                     ---------------
       SWEDEN 6.3%
       Government of Sweden, 5.25%, 3/15/11                                                   9,610,610,000    SEK     1,461,810,581
                                                                                                                     ---------------
       UNITED ARAB EMIRATES 0.5%
(e)    Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                                               107,890,000             119,278,329
                                                                                                                     ---------------
       VENEZUELA 2.6%
       Government of Venezuela,
          10.75%, 9/19/13                                                                       133,587,000              123,567,975
(h)       senior bond, Reg S, 5.375%, 8/07/10                                                   168,805,000              165,850,912
       Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11                               397,600,000              318,577,000
                                                                                                                     ---------------
                                                                                                                         607,995,887
                                                                                                                     ---------------
       TOTAL BONDS (COST $18,753,585,764)                                                                             20,567,618,621
                                                                                                                     ---------------
       MUNICIPAL BONDS 2.6%
       UNITED STATES AND U.S. TERRITORIES 2.6%
       Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA
          Insured, 4.45%, 1/01/24                                                                 3,865,000                3,891,939
       Alabama State University Revenue, General Tuition and Fee,
          Assured Guaranty,
          5.00%, 9/01/29                                                                          1,450,000                1,517,077
          5.75%, 9/01/39                                                                          1,450,000                1,561,940
       Bay Area Toll Authority Toll Bridge Revenue, San
          Francisco Bay Area, Refunding, Series F-1,
          5.00%, 4/01/39                                                                         17,665,000               17,583,034
          5.50%, 4/01/43                                                                         24,910,000               25,747,972
       Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/32              7,675,000                7,756,739
       Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured, 5.25%,
          8/15/47                                                                                 6,900,000                7,010,193
       California State GO,
          Refunding, 5.125%, 4/01/33                                                             41,950,000               38,794,941
          Refunding, 5.00%, 4/01/38                                                              17,580,000               15,418,539
          Various Purpose, 6.00%, 4/01/38                                                       105,350,000              106,993,460
       District of Columbia University Revenue, Georgetown University, Refunding, Series
          D, BHAC Insured, 5.50%, 4/01/36                                                        14,180,000               15,342,335
       Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%,
          7/01/14                                                                                22,070,000               23,338,142
       Georgia State GO, Series B, 5.00%, 1/01/26                                                 3,000,000                3,349,770
       Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A, FSA Insured,
          5.00%, 12/01/32                                                                        17,375,000               17,734,489
       Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC
          Insured, 5.00%, 2/01/35                                                                10,260,000               10,583,190
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State
          Project, Series A, BHAC Insured, 5.25%, 9/01/42                                        21,980,000               22,755,454
       Las Vegas Valley Water District GO, Refunding, Series A, NATL Insured, 5.00%,
          6/01/26                                                                                11,440,000               11,771,760
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26                                       15,930,000               17,234,348
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26                                                                                 5,300,000                5,537,758
          7/01/27                                                                                 5,650,000                5,867,638
       Minneapolis Health Care System Revenue, Fairview Health Services, Series B,
          Assured Guaranty, 6.50%, 11/15/38                                                      16,000,000               17,750,720
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20                                            12,600,000               14,235,858
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21                                 11,905,000               13,661,226
       North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding,
          Series A, Assured Guaranty, 5.25%, 1/01/19                                             20,600,000               22,902,462
       Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured, 5.125%,
          8/01/37                                                                                60,670,000               56,218,035
       Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24                     4,000,000                4,158,240
       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32                    22,035,000               22,698,033
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27                                                                                 6,485,000                2,282,785

Templeton Income Trust

          8/01/30                                                                                 6,485,000          $     1,807,499
          8/01/32                                                                                 8,105,000                1,914,644
          8/01/33                                                                                 4,290,000                  937,923
       Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, NATL
          Insured, 5.50%, 7/01/21                                                                 7,450,000                7,590,284
       Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A,
          AMBAC Insured, 5.00%, 11/01/27                                                         17,135,000               18,255,972
       San Bernardino Community College District GO, Election of 2002, Series A,
          6.375%, 8/01/26                                                                         3,675,000                4,287,843
          6.50%, 8/01/27                                                                          5,330,000                6,275,595
          6.50%, 8/01/28                                                                          2,200,000                2,574,528
       San Mateo County Community College District GO, Election
          of 2001, Series C, NATL Insured, zero cpn.,
          9/01/30                                                                                15,680,000                4,667,622
          3/01/31                                                                                 4,270,000                1,207,983
       Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus
          Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28                          13,450,000               15,028,223
       Tulare Sewer Revenue, Building America Bonds, Series B, FSA Insured, 8.75%,
          11/15/44                                                                               28,685,000               28,814,656
                                                                                                                     ---------------
       TOTAL MUNICIPAL BONDS (COST $585,735,232)                                                                         607,060,849
                                                                                                                     ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $19,339,320,996)                                         21,174,679,470
                                                                                                                     ---------------
       SHORT TERM INVESTMENTS 8.9%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $132,369,210) 0.5%
       ISRAEL 0.5%
(j)    Israel Treasury Bill, 10/06/10                                                           499,470,000    ILS       130,094,358
                                                                                                                     ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $249,999,861) 1.1%
       UNITED STATES 1.1%
(j)    FHLB, 12/01/09                                                                           250,000,000              250,000,000
                                                                                                                     ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $19,721,690,067)                                             21,554,773,828
                                                                                                                     ===============

                                                                                                SHARES
                                                                                          -----------------
       MONEY MARKET FUNDS (COST $1,693,124,655) 7.3%
       UNITED STATES 7.3%
(l)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%                            1,693,124,655            1,693,124,655
                                                                                                                     ---------------
       TOTAL INVESTMENTS (COST $21,414,814,722) 99.8%                                                                 23,247,898,483
       OTHER ASSETS, LESS LIABILITIES 0.2%                                                                                35,481,772
                                                                                                                     ---------------
       NET ASSETS 100.0%                                                                                             $23,283,380,255
                                                                                                                     ===============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(c)  The coupon rate shown represents the rate at period end.

(d)  A portion of the security purchased on a delayed delivery basis.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $1,667,958,606, representing 7.16% of net assets.

(f)  Principal amount is stated in 1,000 Brazilian Real Units.

(g)  Redemption price at maturity is adjusted for inflation.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $384,242,096 representing 1.65% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Income Trust

At November 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                        CONTRACT       SETTLEMENT  UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY TYPE     QUANTITY      AMOUNT(a)          DATE    APPRECIATION  DEPRECIATION
--------           ------------ ---- --------------- -------------     ---------- ------------ -------------
Mexican Peso           CITI     Sell     517,371,000    38,189,408      12/01/09  $         -- $  (1,805,954)
Mexican Peso           CITI      Buy     517,371,000    40,109,388      12/01/09            --      (114,042)
New Zealand Dollar     BZWS     Sell     192,331,488   118,860,859      12/02/09            --   (18,855,999)
New Zealand Dollar     FBCO     Sell     137,414,201    84,986,561      12/02/09            --   (13,407,375)
New Zealand Dollar     DBAB     Sell      49,739,803    30,255,230      12/02/09            --    (5,360,412)
New Zealand Dollar     FBCO      Buy     137,414,201    98,251,154      12/02/09     1,648,521            --
New Zealand Dollar     BZWS      Buy     192,331,488   137,324,682      12/02/09     2,499,681            --
New Zealand Dollar     DBAB      Buy      49,739,803    35,588,829      12/02/09       571,845            --
Chinese Yuan           HSBC      Buy     188,850,000    20,504,574 EUR  12/04/09            --    (3,120,683)
Chinese Yuan           HSBC      Buy     149,888,000    20,504,514      12/04/09     1,450,824            --
Malaysian Ringgit      JPHQ      Buy      99,684,424    27,099,205      12/04/09     2,241,865            --
Indonesian Rupiah      JPHQ      Buy 186,186,000,000    13,299,000      12/07/09     6,364,900            --
Euro                   UBSW     Sell      12,174,656    15,394,244      12/08/09            --    (2,883,083)
Chinese Yuan           HSBC      Buy     257,416,734    36,409,722      12/14/09     1,301,766            --
Chinese Yuan           JPHQ      Buy     128,344,293    18,204,864      12/14/09       597,543            --
Chinese Yuan           JPHQ      Buy     255,227,866    36,202,534      12/15/09     1,188,833            --
Chinese Yuan           HSBC      Buy     256,107,587    36,202,534      12/15/09     1,317,714            --
Chinese Yuan           HSBC      Buy     278,739,205    39,607,702      12/16/09     1,228,719            --
Malaysian Ringgit      JPHQ      Buy     140,706,364    39,607,703      12/16/09     1,782,649            --
Chinese Yuan           HSBC      Buy     145,422,163    20,568,906      12/17/09       736,342            --
Malaysian Ringgit      JPHQ      Buy      73,636,682    20,568,906      12/17/09     1,091,055            --
Mexican Peso           DBAB     Sell   1,315,628,544    95,322,278      12/17/09            --    (6,159,579)
Chinese Yuan           HSBC      Buy     437,371,043    61,706,718      12/18/09     2,371,788            --
Euro                   UBSW     Sell      68,795,891    95,127,518      12/18/09            --    (8,149,602)
Chinese Yuan           HSBC      Buy     118,887,030    16,959,633      12/21/09       459,074            --
Malaysian Ringgit      JPHQ      Buy      88,117,194    24,682,687      12/21/09     1,231,429            --
Malaysian Ringgit      HSBC      Buy      45,201,704    12,719,725      12/21/09       573,506            --
Chinese Yuan           HSBC      Buy     139,831,641    20,090,753      12/22/09       396,949            --
Malaysian Ringgit      HSBC      Buy      71,980,801    20,576,525      12/22/09       591,020            --
Mexican Peso           DBAB     Sell   1,276,908,827    94,172,874      12/22/09            --    (4,254,931)
Mexican Peso           DBAB      Buy   1,276,908,827    90,193,101      12/22/09     8,234,703            --
Malaysian Ringgit      HSBC      Buy      57,214,469    16,455,125      12/23/09       369,205            --
Mexican Peso           DBAB     Sell     530,297,829    39,141,860      12/23/09            --    (1,729,430)
Mexican Peso           DBAB      Buy     530,297,829    37,580,457      12/23/09     3,290,833            --
Mexican Peso           DBAB     Sell     850,274,408    62,533,971      12/24/09            --    (2,989,695)
Mexican Peso           HSBC     Sell     273,070,000    19,944,928      12/24/09            --    (1,098,334)
Mexican Peso           DBAB      Buy     850,274,408    60,128,734      12/24/09     5,394,933            --
Malaysian Ringgit      HSBC      Buy      64,732,814    18,512,015      12/28/09       518,335            --
Mexican Peso           DBAB     Sell     428,903,000    31,435,283      12/28/09            --    (1,598,675)
Mexican Peso           DBAB     Sell     404,168,000    29,639,777      12/29/09            --    (1,484,845)
Mexican Peso           UBSW     Sell     357,162,500    26,296,753      12/29/09            --    (1,208,017)
Mexican Peso           UBSW      Buy     357,162,500    25,000,000      12/29/09     2,504,770            --
Euro                   DBAB     Sell     130,978,200   183,664,181       1/04/10            --   (12,950,428)
Euro                   UBSW     Sell     143,798,000   199,015,300       1/11/10            --   (16,838,126)
Euro                   DBAB     Sell     112,242,000   155,679,654       1/11/10            --   (12,805,445)

Templeton Income Trust

Euro                   BOFA     Sell      34,075,000    47,231,358       1/11/10            --    (3,918,210)
Euro                   CITI     Sell      28,395,000    39,463,087       1/11/10            --    (3,160,302)
Euro                   FBCO     Sell      21,734,000    30,117,891       1/11/10            --    (2,506,752)
Malaysian Ringgit      DBAB      Buy     114,331,256    32,187,853       1/11/10     1,403,617            --
Euro                   CITI     Sell     192,914,073   271,210,179       1/13/10            --   (18,368,756)
Euro                   UBSW     Sell      22,914,073    32,198,626       1/13/10            --    (2,197,168)
Euro                   JPHQ     Sell      10,668,000    14,840,255       1/13/10            --    (1,173,238)
Mexican Peso           DBAB     Sell     913,784,000    65,709,129       1/13/10            --    (4,527,920)
Philippine Peso        JPHQ      Buy   5,775,696,000   123,812,199       1/13/10            --    (2,046,760)
Euro                   BZWS     Sell      28,201,936    39,623,720       1/14/10            --    (2,709,417)
Euro                   DBAB     Sell      60,028,000    83,851,312       1/15/10            --    (6,254,723)
Euro                   UBSW     Sell      29,964,560    41,872,476       1/15/10            --    (3,106,329)
Euro                   JPHQ     Sell      15,863,589    22,121,934       1/15/10            --    (1,690,373)
Philippine Peso        HSBC      Buy   1,463,195,000    31,432,760       1/15/10            --      (591,343)
Philippine Peso        DBAB      Buy     834,495,000    17,961,580       1/15/10            --      (371,984)
Euro                   CITI     Sell      42,223,091    59,433,223       1/19/10            --    (3,945,566)
Euro                   BZWS     Sell      22,914,073    32,274,472       1/19/10            --    (2,120,599)
Philippine Peso        JPHQ      Buy   2,083,812,000    44,903,935       1/19/10            --      (998,776)
Philippine Peso        DBAB      Buy     522,121,000    11,225,994       1/19/10            --      (225,095)
Mexican Peso           DBAB     Sell     112,210,696     8,237,159       1/20/10            --      (380,264)
Mexican Peso           DBAB      Buy     112,210,696     7,563,916       1/20/10     1,053,507            --
Mexican Peso           HSBC     Sell   1,668,902,079   122,476,540       1/21/10            --    (5,673,815)
Mexican Peso           HSBC      Buy   1,668,902,079   113,458,742       1/21/10    14,691,613            --
Euro                   DBAB     Sell      70,284,000    99,702,774       1/25/10            --    (5,794,502)
Euro                   UBSW     Sell      40,540,286    57,663,692       1/25/10            --    (3,187,850)
Euro                   CITI     Sell      81,493,700   116,358,335       1/27/10            --    (5,964,001)
Mexican Peso           DBAB     Sell     120,746,000     8,925,174       1/27/10            --      (339,640)
Chilean Peso           DBAB      Buy  20,283,160,000    32,113,933       1/28/10     8,809,650            --
New Zealand Dollar     BZWS     Sell       9,368,064     4,754,293       1/28/10            --    (1,925,647)
Chilean Peso           DBAB      Buy  46,684,780,000    74,410,351       1/29/10    19,788,156            --
Chilean Peso           JPHQ      Buy   6,148,640,000     9,790,828       1/29/10     2,615,629            --
Euro                   UBSW     Sell      60,396,000    84,750,687       1/29/10            --    (5,903,290)
Euro                   DBAB     Sell      63,165,000    89,279,306       1/29/10            --    (5,530,921)
Mexican Peso           CITI     Sell     522,344,000    38,317,488       1/29/10            --    (1,751,858)
New Zealand Dollar     UBSW     Sell      77,637,415    50,534,193       1/29/10            --    (4,821,672)
Singapore Dollar       HSBC     Sell     483,351,000   322,333,044       1/29/10            --   (26,618,929)
Singapore Dollar       BZWS     Sell     120,852,000    80,311,272       1/29/10            --    (6,937,009)
Singapore Dollar       UBSW     Sell     120,915,000    80,364,086       1/29/10            --    (6,929,677)
Singapore Dollar       HSBC      Buy     483,351,000   348,618,368       1/29/10       333,605            --
Singapore Dollar       UBSW      Buy     120,915,000    86,686,119       1/29/10       607,644            --
Singapore Dollar       BZWS      Buy     120,852,000    86,713,066       1/29/10       535,215            --
Chilean Peso           DBAB      Buy   9,790,830,000    15,665,328       2/02/10     4,102,944            --
New Zealand Dollar     DBAB     Sell      79,324,138    40,101,525       2/02/10            --   (16,441,418)
Singapore Dollar       HSBC     Sell     121,068,000    80,568,588       2/02/10            --    (6,832,688)
Singapore Dollar       BZWS     Sell      48,437,000    32,226,880       2/02/10            --    (2,740,706)
Singapore Dollar       HSBC      Buy     121,068,000    87,140,030       2/02/10       261,247            --
Singapore Dollar       BZWS      Buy      48,437,000    34,754,251       2/02/10       213,334            --
Chilean Peso           DBAB      Buy  18,372,490,000    29,372,486       2/03/10     7,728,665            --
Chinese Yuan           DBAB      Buy     929,101,000   131,726,796       2/03/10     4,486,381            --

Templeton Income Trust

Mexican Peso           CITI     Sell     718,542,900    52,909,900       2/03/10            --    (2,175,306)
Mexican Peso           CITI      Buy     718,542,900    47,892,419       2/03/10     7,192,786            --
Singapore Dollar       HSBC     Sell     151,665,500   100,708,172       2/03/10            --    (8,781,095)
Singapore Dollar       HSBC      Buy     151,665,500   109,162,918       2/03/10       326,349            --
Indian Rupee           JPHQ      Buy     358,240,000     7,051,969       2/04/10       629,321            --
Mexican Peso           HSBC     Sell     604,400,000    44,345,963       2/04/10            --    (1,982,946)
Mexican Peso           UBSW     Sell     482,840,000    35,424,199       2/04/10            --    (1,586,805)
Mexican Peso           HSBC      Buy     604,400,000    39,910,195       2/04/10     6,418,714            --
Mexican Peso           UBSW      Buy     482,840,000    31,928,583       2/04/10     5,082,420            --
Singapore Dollar       HSBC     Sell     152,512,000   100,710,531       2/04/10            --    (9,388,908)
Singapore Dollar       HSBC      Buy     152,512,000   109,282,945       2/04/10       816,494            --
Mexican Peso           DBAB     Sell     241,355,000    17,937,941       2/05/10            --      (560,250)
Singapore Dollar       HSBC     Sell     121,643,000    80,566,281       2/05/10            --    (7,247,879)
Singapore Dollar       HSBC      Buy     121,643,000    87,163,668       2/05/10       650,493            --
Euro                   HSBC     Sell      12,565,000    18,101,893       2/08/10            --      (757,041)
Euro                   JPHQ     Sell       2,700,000     3,886,650       2/08/10            --      (165,807)
Mexican Peso           DBAB     Sell     742,033,000    54,341,419       2/08/10            --    (2,508,819)
Mexican Peso           DBAB      Buy     742,033,000    48,348,786       2/08/10     8,501,452            --
Singapore Dollar       JPHQ     Sell      95,821,000    63,647,293       2/08/10            --    (5,524,201)
Singapore Dollar       JPHQ      Buy      95,821,000    68,708,590       2/08/10       462,904            --
Singapore Dollar       JPHQ     Sell     121,427,000    80,639,527       2/09/10            --    (7,015,750)
Singapore Dollar       JPHQ      Buy     121,427,000    87,301,028       2/09/10       354,249            --
Euro                   UBSW     Sell      78,529,000   111,400,454       2/11/10            --    (6,462,551)
Singapore Dollar       BZWS     Sell      48,113,700    32,255,787       2/11/10            --    (2,475,769)
Singapore Dollar       BZWS      Buy      48,113,700    34,463,550       2/11/10       268,007            --
Chilean Peso           DBAB      Buy   9,634,200,000    15,665,366       2/12/10     3,818,132            --
Malaysian Ringgit      DBAB      Buy     204,939,720    56,457,223       2/12/10     3,678,259            --
New Zealand Dollar     HSBC     Sell      13,727,783     7,130,211       2/12/10            --    (2,648,346)
South Korean Won       HSBC      Buy  73,953,000,000    54,377,206       2/12/10     8,965,111            --
Chilean Peso           DBAB      Buy  23,713,410,000    39,163,353       2/16/10     8,823,959            --
Chilean Peso           DBAB      Buy  23,672,830,000    39,389,068       2/17/10     8,523,881            --
Malaysian Ringgit      HSBC      Buy      51,597,000    14,149,733       2/17/10       987,419            --
New Zealand Dollar     HSBC     Sell      18,321,401     9,164,365       2/22/10            --    (3,877,345)
Malaysian Ringgit      JPHQ      Buy     287,500,000    77,441,077       2/25/10     6,877,191            --
Chilean Peso           CITI      Buy  40,570,740,000    66,961,351       2/26/10    15,272,191            --
Chilean Peso           DBAB      Buy  11,938,820,000    19,694,523       2/26/10     4,504,480            --
New Zealand Dollar     DBAB     Sell      47,837,726    23,990,619       2/26/10            --   (10,052,320)
Singapore Dollar       JPHQ     Sell     305,150,000   200,000,000       2/26/10            --   (20,249,029)
Singapore Dollar       JPHQ      Buy     305,150,000   219,374,551       2/26/10       874,478            --
Chilean Peso           DBAB      Buy  11,879,730,000    19,694,513       3/03/10     4,391,961            --
Chilean Peso           DBAB      Buy  19,297,480,000    31,511,234       3/04/10     7,614,620            --
Chilean Peso           DBAB      Buy  12,092,440,000    19,694,528       3/05/10     4,822,835            --
Chilean Peso           DBAB      Buy  11,405,180,000    18,538,075       3/08/10     4,585,324            --
Chilean Peso           DBAB      Buy  12,117,060,000    19,694,531       3/09/10     4,871,974            --
New Zealand Dollar     DBAB     Sell       8,005,772     3,950,848       3/12/10            --    (1,740,084)
New Zealand Dollar     DBAB     Sell       8,009,481     4,042,385       3/16/10            --    (1,649,364)
Singapore Dollar       JPHQ     Sell     199,044,000   129,350,143       3/17/10            --   (14,298,312)
Singapore Dollar       JPHQ      Buy     199,044,000   143,094,177       3/17/10       554,278            --
Singapore Dollar       DBAB     Sell      31,416,000    20,427,856       3/18/10            --    (2,244,691)

Templeton Income Trust

Singapore Dollar       DBAB      Buy      31,416,000    22,617,222       3/18/10        55,325            --
Singapore Dollar       DBAB     Sell      47,041,000    30,642,275       3/19/10            --    (3,306,456)
Singapore Dollar       DBAB      Buy      47,041,000    33,547,996       3/19/10       400,735            --
Mexican Peso           CITI     Sell     526,620,450    38,935,867       3/22/10            --    (1,183,011)
Singapore Dollar       DBAB     Sell      62,640,000    40,853,728       3/22/10            --    (4,351,787)
Singapore Dollar       DBAB      Buy      62,640,000    45,095,244       3/22/10       110,272            --
Singapore Dollar       UBSW     Sell      58,414,000    38,459,361       3/23/10            --    (3,696,134)
Singapore Dollar       UBSW      Buy      58,414,000    42,091,079       3/23/10        64,415            --
Australian Dollar      BZWS     Sell      21,979,410    14,949,296       3/24/10            --    (4,936,762)
Singapore Dollar       JPHQ     Sell      15,411,000    10,213,400       3/31/10            --      (907,720)
Singapore Dollar       JPHQ      Buy      15,411,000    11,048,896       3/31/10        72,225            --
Indian Rupee           DBAB      Buy   1,454,986,000    28,118,932       4/09/10     2,949,859            --
Indian Rupee           DBAB      Buy   3,119,992,000    60,254,770       4/12/10     6,353,451            --
Indian Rupee           JPHQ      Buy   2,095,665,000    40,169,925       4/13/10     4,566,969            --
Indian Rupee           JPHQ      Buy   2,057,100,000    40,169,889       4/15/10     3,737,600            --
Indian Rupee           JPHQ      Buy   1,027,590,000    20,140,925       4/19/10     1,786,192            --
Indian Rupee           DBAB      Buy     725,918,000    14,150,448       4/19/10     1,339,474            --
Malaysian Ringgit      JPHQ      Buy      42,853,346    11,836,960       4/19/10       705,830            --
Malaysian Ringgit      JPHQ      Buy     122,783,000    34,194,725       4/20/10     1,741,394            --
Swedish Krona          UBSW      Buy      67,500,000     6,056,908 EUR   4/22/10       599,281            --
Chilean Peso           CITI      Buy  17,927,842,000    30,557,085       4/23/10     5,777,488            --
Malaysian Ringgit      JPHQ      Buy      19,310,000     5,276,677       4/23/10       374,330            --
Chilean Peso           CITI      Buy  17,505,872,000    29,865,347       4/26/10     5,613,176            --
Indian Rupee           DBAB      Buy   1,461,225,000    28,197,328       4/26/10     2,967,605            --
Chilean Peso           CITI      Buy  13,892,613,000    23,657,068       4/27/10     4,498,371            --
Chilean Peso           JPHQ      Buy  13,842,935,000    23,657,071       4/27/10     4,397,688            --
Indian Rupee           JPHQ      Buy     208,459,000     4,028,193       4/27/10       417,499            --
Chilean Peso           UBSW      Buy   2,793,900,000     4,731,414       4/28/10       930,794            --
Chilean Peso           CITI      Buy  22,313,350,000    37,851,315       4/28/10     7,369,639            --
Indian Rupee           DBAB      Buy     432,942,691     8,455,912       4/28/10       776,577            --
Indian Rupee           JPHQ      Buy   1,034,235,000    20,140,896       4/28/10     1,914,132            --
New Zealand Dollar     DBAB     Sell      13,836,250     7,572,580       4/28/10            --    (2,226,164)
Peruvian Nuevo Sol     DBAB      Buy     133,781,288    43,134,383       4/29/10     3,241,770            --
Indian Rupee           JPHQ      Buy   1,035,247,000    20,140,992       4/30/10     1,932,531            --
Malaysian Ringgit      JPHQ      Buy     108,048,000    30,634,534       5/06/10       969,790            --
Peruvian Nuevo Sol     DBAB      Buy      47,975,788    15,965,320       5/07/10       664,876            --
Peruvian Nuevo Sol     DBAB      Buy      24,730,000     8,268,138       5/10/10       304,024            --
Chilean Peso           DBAB      Buy   5,306,760,000     9,255,869       5/18/10     1,497,287            --
Peruvian Nuevo Sol     DBAB      Buy      89,839,522    29,275,033       5/18/10     1,864,319            --
Russian Ruble          DBAB      Buy     209,400,800     4,470,641 EUR   5/24/10       234,769            --
Chilean Peso           CITI      Buy   4,953,675,000     8,877,554       5/26/10     1,159,509            --
Chilean Peso           DBAB      Buy  17,344,078,000    31,071,440       5/26/10     4,070,871            --
Peruvian Nuevo Sol     CITI      Buy      10,930,000     3,592,440       5/26/10       195,806            --
Swedish Krona          UBSW      Buy     485,000,000    46,396,832 EUR   5/26/10        16,332            --
Chilean Peso           CITI      Buy  22,351,230,000    39,545,701       5/28/10     5,741,314            --
Chilean Peso           DBAB      Buy  22,343,320,000    39,545,699       5/28/10     5,725,289            --
Chilean Peso           CITI      Buy   8,913,600,000    15,818,279       6/01/10     2,244,777            --
Indian Rupee           DBAB      Buy   1,979,778,000    40,338,597       6/01/10     1,780,755            --
New Zealand Dollar     DBAB     Sell     115,316,136    80,547,168       6/01/10            --      (896,420)

Templeton Income Trust

New Zealand Dollar     UBSW     Sell     116,015,008    81,045,765       6/01/10            --      (891,412)
New Zealand Dollar     CITI     Sell      65,632,522    45,770,808       6/01/10            --      (583,052)
Indian Rupee           HSBC      Buy      58,693,000     1,210,165       6/02/10        38,436            --
New Zealand Dollar     FBCO     Sell     137,414,201    96,877,012       6/02/10            --    (1,666,472)
New Zealand Dollar     BZWS     Sell      96,165,744    67,727,610       6/02/10            --    (1,235,476)
New Zealand Dollar     DBAB     Sell      49,739,803    35,098,892       6/02/10            --      (570,882)
Indian Rupee           HSBC      Buy     290,438,000     6,050,792       6/03/10       127,426            --
Indian Rupee           HSBC      Buy   1,938,670,000    40,338,535       6/04/10       898,357            --
Poland Zloty           DBAB      Buy     160,761,000    35,339,078 EUR   6/04/10     4,304,261            --
Indian Rupee           DBAB      Buy     969,335,000    20,169,268       6/07/10       445,232            --
Poland Zloty           DBAB      Buy     152,077,000    33,130,079 EUR   6/07/10     4,512,547            --
Indian Rupee           HSBC      Buy     394,916,000     8,184,788       6/08/10       213,214            --
Indian Rupee           DBAB      Buy     488,941,000    10,144,004       6/08/10       253,465            --
Poland Zloty           CITI      Buy      61,037,800    13,252,493 EUR   6/08/10     1,876,865            --
Mexican Peso           DBAB     Sell     545,880,645    39,135,437       6/09/10            --    (1,984,311)
New Zealand Dollar     BZWS     Sell      96,165,744    67,687,221       6/09/10            --    (1,230,438)
Indian Rupee           DBAB      Buy     394,805,000     8,115,211       6/10/10       279,359            --
Indian Rupee           BZWS      Buy     590,382,000    12,172,825       6/11/10       379,414            --
Indian Rupee           HSBC      Buy     395,616,000     8,115,200       6/11/10       296,077            --
Indian Rupee           DBAB      Buy     988,229,000    20,288,011       6/16/10       716,240            --
Indian Rupee           DBAB      Buy     900,181,000    18,259,249       6/21/10       867,493            --
Indian Rupee           JPHQ      Buy   1,429,725,000    29,000,507       6/22/10     1,375,871            --
Swedish Krona          CITI      Buy   1,107,932,801   101,027,000 EUR   6/22/10     7,518,975            --
Indian Rupee           DBAB      Buy   2,163,512,000    43,500,794       6/24/10     2,459,990            --
Indian Rupee           HSBC      Buy   1,452,928,000    29,000,559       6/25/10     1,862,896            --
Peruvian Nuevo Sol     DBAB      Buy      98,841,518    32,274,781       6/28/10     1,977,399            --
Swedish Krona          UBSW      Buy     639,964,000    57,536,232 EUR   6/28/10     5,575,912            --
Malaysian Ringgit      JPHQ      Buy     159,282,000    44,887,135       6/29/10     1,620,595            --
Swedish Krona          UBSW      Buy     464,705,000    41,937,100 EUR   6/29/10     3,813,266            --
Indian Rupee           JPHQ      Buy   1,437,557,000    29,000,545       7/09/10     1,509,176            --
Indian Rupee           DBAB      Buy   1,436,398,000    29,000,565       7/09/10     1,484,557            --
Malaysian Ringgit      DBAB      Buy      90,132,504    25,351,589       7/09/10       957,941            --
Indian Rupee           JPHQ      Buy     872,766,000    17,400,335       7/12/10     1,119,113            --
Indian Rupee           DBAB      Buy     725,738,000    14,500,260       7/12/10       899,363            --
Malaysian Ringgit      DBAB      Buy     189,098,252    53,000,865       7/12/10     2,191,771            --
Malaysian Ringgit      JPHQ      Buy      46,900,000    13,065,887       7/13/10       622,548            --
Malaysian Ringgit      DBAB      Buy       3,264,000       907,171       7/16/10        45,391            --
Indian Rupee           CITI      Buy     213,626,000     4,272,520       7/19/10       258,446            --
Indian Rupee           JPHQ      Buy     213,626,000     4,272,520       7/20/10       258,158            --
Malaysian Ringgit      DBAB      Buy       5,149,000     1,441,974       7/20/10        60,528            --
Malaysian Ringgit      DBAB      Buy       6,261,000     1,768,145       7/23/10        58,685            --
Malaysian Ringgit      JPHQ      Buy       6,585,000     1,854,930       7/27/10        66,212            --
Malaysian Ringgit      HSBC      Buy      31,057,000     8,807,248       7/30/10       252,685            --
New Zealand Dollar     DBAB     Sell     192,559,504   123,912,041       7/30/10            --   (11,383,531)
New Zealand Dollar     DBAB     Sell     191,826,943   123,220,037       8/03/10            --   (11,513,661)
New Zealand Dollar     BZWS     Sell      75,092,238    48,209,217       8/03/10            --    (4,533,400)
New Zealand Dollar     DBAB     Sell      75,999,930    48,556,355       8/04/10            --    (4,819,128)
New Zealand Dollar     BZWS     Sell      37,836,112    24,290,784       8/04/10            --    (2,281,882)
New Zealand Dollar     CITI     Sell     190,499,870   124,401,178       8/05/10            --    (9,377,016)

Templeton Income Trust

New Zealand Dollar     DBAB     Sell      56,511,959    36,834,495       8/05/10            --    (2,850,927)
Malaysian Ringgit      HSBC      Buy      62,400,000    17,838,765       8/06/10       360,818            --
New Zealand Dollar     CITI     Sell      74,603,783    48,754,691       8/06/10            --    (3,631,100)
New Zealand Dollar     FBCO     Sell      37,232,890    24,247,920       8/06/10            --    (1,896,524)
Malaysian Ringgit      JPHQ      Buy      13,600,000     3,880,171       8/09/10        86,058            --
New Zealand Dollar     FBCO     Sell     154,872,994   101,829,426       8/09/10            --    (6,891,819)
New Zealand Dollar     CITI     Sell      73,612,627    48,397,358       8/09/10            --    (3,278,898)
New Zealand Dollar     DBAB     Sell      73,944,802    48,640,891       8/09/10            --    (3,268,553)
New Zealand Dollar     FBCO     Sell      72,900,629    48,415,495       8/11/10            --    (2,751,989)
Malaysian Ringgit      HSBC      Buy     103,249,178    29,353,000       8/12/10       755,384            --
New Zealand Dollar     DBAB     Sell     153,708,489   100,163,649       8/12/10            --    (7,711,814)
Indian Rupee           JPHQ      Buy   2,413,495,000    49,255,000       8/13/10     1,853,464            --
Malaysian Ringgit      HSBC      Buy     493,150,785   139,918,000       8/13/10     3,884,990            --
New Zealand Dollar     DBAB     Sell      39,558,000    25,677,098       8/13/10            --    (2,083,012)
Indian Rupee           DBAB      Buy   1,215,391,800    24,628,000       8/16/10     1,104,381            --
Malaysian Ringgit      HSBC      Buy     115,697,015    32,729,000       8/16/10     1,005,350            --
New Zealand Dollar     DBAB     Sell      41,618,000    27,472,042       8/16/10            --    (1,726,032)
Brazilian Real         DBAB      Buy      62,779,000 3,048,987,693 JPY   8/17/10            --    (1,392,847)
Indian Rupee           HSBC      Buy   3,869,965,050    78,810,000       8/17/10     3,120,032            --
Israeli Shekel         CITI      Buy     169,955,000    44,850,108       8/17/10        35,008            --
Japanese Yen           UBSW     Sell   8,717,091,000    91,898,151       8/17/10            --    (9,184,318)
Brazilian Real         DBAB      Buy      46,379,000 2,233,148,850 JPY   8/18/10            --      (810,811)
Chilean Peso           JPHQ      Buy  31,657,567,200    57,840,000       8/18/10     6,579,805            --
Indian Rupee           JPHQ      Buy     485,063,100     9,855,000       8/18/10       413,494            --
Japanese Yen           JPHQ     Sell   4,331,618,000    45,949,061       8/18/10            --    (4,280,502)
Brazilian Real         DBAB      Buy      69,568,000 3,270,113,408 JPY   8/19/10            --      (302,446)
Chilean Peso           JPHQ      Buy  10,728,200,000    19,400,000       8/19/10     2,431,919            --
Israeli Shekel         DBAB      Buy      17,025,000     4,484,984       8/19/10        11,305            --
Israeli Shekel         CITI      Buy     170,040,000    44,797,542       8/19/10       109,891            --
Japanese Yen           HSBC     Sell   4,311,532,000    45,828,359       8/19/10            --    (4,168,862)
Brazilian Real         HSBC      Buy      76,000,000    38,481,013       8/20/10     2,605,876            --
Euro                   UBSW     Sell      70,690,000    99,648,159       8/20/10            --    (6,245,346)
Indian Rupee           DBAB      Buy   1,650,347,000    33,046,596       8/20/10     1,885,819            --
Israeli Shekel         CITI      Buy      65,235,000    17,067,842       8/20/10       160,646            --
Japanese Yen           DBAB     Sell   4,327,940,000    45,828,374       8/20/10            --    (4,359,694)
Japanese Yen           BZWS     Sell   4,322,430,000    45,896,388       8/20/10            --    (4,227,784)
Brazilian Real         JPHQ      Buy      76,000,000    38,529,785       8/23/10     2,528,692            --
Euro                   UBSW     Sell      70,735,000   100,051,828       8/23/10            --    (5,904,894)
Indian Rupee           DBAB      Buy   1,430,235,000    28,640,390       8/23/10     1,627,212            --
Israeli Shekel         CITI      Buy     111,326,000    29,194,902       8/23/10       206,037            --
Japanese Yen           CITI     Sell   8,636,095,000    91,792,788       8/23/10            --    (8,357,370)
Japanese Yen           FBCO     Sell   8,572,756,000    91,792,767       8/23/10            --    (7,622,868)
Japanese Yen           JPSG     Sell   8,617,736,000    91,792,784       8/24/10            --    (8,145,620)
Japanese Yen           BZWS     Sell   8,589,052,000    91,792,797       8/24/10            --    (7,812,963)
New Zealand Dollar     FBCO     Sell      66,881,603    44,100,391       8/24/10            --    (2,789,170)
Japanese Yen           DBAB     Sell   4,271,575,000    45,896,368       8/25/10            --    (3,640,923)
New Zealand Dollar     DBAB     Sell      66,562,000    44,496,697       8/27/10            --    (2,156,575)
Brazilian Real         DBAB      Buy      46,449,000 2,170,236,627 JPY   8/31/10            --      (122,557)
Indian Rupee           DBAB      Buy   1,011,402,000    20,268,577       9/01/10     1,123,174            --

Templeton Income Trust

Japanese Yen           JPHQ     Sell   4,281,239,000    45,896,399       9/01/10            --    (3,758,426)
Brazilian Real         DBAB      Buy      69,674,000 3,221,516,738 JPY   9/02/10       190,578            --
Japanese Yen           HSBC     Sell   4,236,375,000    45,896,396       9/02/10            --    (3,238,941)
Euro                   BZWS     Sell      70,305,000   100,142,442       9/07/10            --    (5,148,352)
Euro                   HSBC     Sell      75,546,000   107,592,613       9/08/10            --    (5,545,665)
Malaysian Ringgit      HSBC      Buy     186,092,504    36,804,887 EUR   9/08/10            --      (891,525)
Japanese Yen           HSBC     Sell   6,380,381,000    68,844,613       9/09/10            --    (5,166,860)
Japanese Yen           HSBC     Sell   6,358,487,000    68,844,597       9/10/10            --    (4,914,191)
Japanese Yen           DBAB     Sell   6,506,245,000    70,877,217       9/10/10            --    (4,595,572)
Euro                   HSBC     Sell      72,875,156   106,233,030       9/13/10            --    (2,897,713)
Japanese Yen           UBSW     Sell   5,404,624,000    59,064,347       9/13/10            --    (3,632,853)
Brazilian Real         DBAB      Buy     104,509,000 4,872,972,495 JPY   9/15/10            --      (365,322)
Japanese Yen           UBSW     Sell   6,404,537,000    70,877,226       9/15/10            --    (3,422,209)
Japanese Yen           HSBC     Sell   4,299,980,000    47,251,489       9/15/10            --    (2,632,848)
Japanese Yen           BZWS     Sell   4,252,396,000    47,251,470       9/15/10            --    (2,080,843)
Euro                   UBSW     Sell      37,255,501    54,389,306       9/15/10            --    (1,399,342)
Japanese Yen           HSBC     Sell   6,378,240,000    70,877,209       9/16/10            --    (3,118,441)
Japanese Yen           DBAB     Sell   2,138,129,000    23,625,735       9/16/10            --    (1,179,265)
New Zealand Dollar     DBAB     Sell      39,235,631    26,758,700       9/16/10            --      (685,204)
Euro                   CITI     Sell      37,345,033    54,389,306       9/16/10            --    (1,532,627)
Euro                   BZWS     Sell      15,378,200    22,642,093       9/20/10            --      (384,541)
Euro                   UBSW     Sell      57,337,327    84,119,592       9/20/10            --    (1,734,775)
Japanese Yen           JPHQ     Sell   4,276,260,000    47,251,492       9/21/10            --    (2,362,849)
Japanese Yen           HSBC     Sell   2,120,172,000    23,625,719       9/21/10            --      (973,098)
Euro                   UBSW     Sell     100,326,698   147,102,014       9/23/10            --    (3,116,404)
Swedish Krona          UBSW      Buy     335,000,000    32,949,415 EUR   9/23/10            --    (1,286,349)
Euro                   JPHQ     Sell      44,143,954    65,359,538       9/24/10            --      (735,948)
Indian Rupee           HSBC      Buy   1,265,363,000    25,684,827       9/24/10     1,039,349            --
Indian Rupee           DBAB      Buy   2,529,955,000    51,369,645       9/24/10     2,062,424            --
Japanese Yen           JPHQ     Sell   4,375,489,000    48,350,616       9/24/10            --    (2,417,657)
Swedish Krona          UBSW      Buy   1,007,972,000   100,141,275 EUR   9/24/10            --    (5,367,782)
Indian Rupee           DBAB      Buy     400,000,000    11,614,402 NZD   9/27/10       331,590            --
Indian Rupee           DBAB      Buy   3,137,593,000    64,212,042       9/27/10     2,040,608            --
Indian Rupee           JPHQ      Buy   1,256,501,000    25,684,812       9/27/10       847,157            --
Japanese Yen           JPHQ     Sell     435,107,000     4,835,059       9/27/10            --      (213,698)
Malaysian Ringgit      JPHQ      Buy     127,853,719    36,803,028       9/27/10       437,787            --
Swedish Krona          UBSW      Buy   1,007,011,000   100,141,310 EUR   9/27/10            --    (5,502,551)
Japanese Yen           JPHQ     Sell   1,270,606,000    14,119,413       9/28/10            --      (624,302)
Malaysian Ringgit      JPHQ      Buy      99,180,000    19,455,070 EUR   9/28/10            --      (239,714)
Swedish Krona          DBAB      Buy     558,474,000    55,403,067 EUR   9/28/10            --    (2,850,615)
Indian Rupee           DBAB      Buy   2,523,790,000    51,369,632       9/29/10     1,915,353            --
Indian Rupee           JPHQ      Buy   2,895,961,500    59,075,093       9/29/10     2,067,578            --
Japanese Yen           JPHQ     Sell   2,117,676,000    23,532,348       9/29/10            --    (1,040,931)
Euro                   UBSW     Sell     210,255,000   307,266,657      10/04/10            --    (7,498,002)
Euro                   DBAB     Sell      67,415,000    98,623,426      10/04/10            --    (2,300,973)
Philippine Peso        DBAB      Buy   2,397,810,000    49,699,664      10/04/10            --      (269,138)
Philippine Peso        HSBC      Buy   1,923,378,000    39,759,752      10/04/10            --      (109,577)
Indian Rupee           JPHQ      Buy   2,575,440,000    52,560,000      10/05/10     1,794,818            --
Indian Rupee           DBAB      Buy   3,863,064,150    78,830,000      10/05/10     2,700,205            --

Templeton Income Trust

Israeli Shekel         DBAB      Buy      30,498,000     8,100,398      10/05/10            --       (46,916)
Philippine Peso        DBAB      Buy   2,866,814,000    59,639,560      10/05/10            --      (543,376)
Philippine Peso        HSBC      Buy   2,867,508,000    59,639,531      10/05/10            --      (529,041)
Euro                   UBSW     Sell     102,935,000   149,533,675      10/06/10            --    (4,562,024)
Israeli Shekel         DBAB      Buy     564,840,000   150,000,000      10/06/10            --      (845,449)
Philippine Peso        JPHQ      Buy     757,343,000    15,903,885      10/06/10            --      (292,839)
Philippine Peso        DBAB      Buy   2,353,377,000    49,699,633      10/07/10            --    (1,191,970)
Euro                   UBSW     Sell     102,960,000   151,222,500      10/08/10            --    (2,906,299)
Philippine Peso        DBAB      Buy   1,883,179,000    39,759,712      10/08/10            --      (945,578)
Philippine Peso        HSBC      Buy   1,886,740,000    39,759,765      10/08/10            --      (872,235)
Philippine Peso        JPHQ      Buy     939,542,000    19,879,859      10/08/10            --      (514,992)
Philippine Peso        CITI      Buy     941,987,000    19,879,854      10/08/10            --      (464,594)
Malaysian Ringgit      CITI      Buy      51,709,950    15,000,000      10/12/10        56,789            --
Malaysian Ringgit      DBAB      Buy     114,331,256    33,174,111      10/12/10       116,612            --
Philippine Peso        DBAB      Buy     560,732,000    11,927,930      10/12/10            --      (372,889)
Malaysian Ringgit      DBAB      Buy      49,340,600    14,527,751      10/13/10            --      (161,189)
Philippine Peso        JPHQ      Buy   2,620,334,000    55,942,126      10/13/10            --    (1,947,284)
Philippine Peso        HSBC      Buy     934,950,000    19,879,864      10/13/10            --      (614,199)
Chinese Yuan           HSBC      Buy     391,351,972    39,741,171 EUR  10/15/10            --    (1,579,595)
Philippine Peso        JPHQ      Buy     315,900,000     6,735,608      10/15/10            --      (226,759)
Chinese Yuan           HSBC      Buy     379,127,279    38,382,996 EUR  10/18/10            --    (1,345,431)
Philippine Peso        JPHQ      Buy   1,048,980,000    22,452,002      10/18/10            --      (841,733)
Chinese Yuan           HSBC      Buy     508,169,986    51,300,449 EUR  10/19/10            --    (1,579,046)
Philippine Peso        DBAB      Buy     528,520,000    11,225,998      10/19/10            --      (338,355)
Chinese Yuan           HSBC      Buy     314,000,000    47,586,573      10/21/10            --    (1,113,112)
Philippine Peso        DBAB      Buy   2,112,730,000    44,903,932      10/21/10            --    (1,385,285)
Philippine Peso        JPHQ      Buy   1,060,856,000    22,451,979      10/21/10            --      (600,148)
Malaysian Ringgit      JPHQ      Buy      32,000,000     6,371,075 EUR  10/22/10            --      (219,903)
Chinese Yuan           HSBC      Buy     343,208,767    52,129,282      10/25/10            --    (1,323,598)
Philippine Peso        HSBC      Buy   3,175,168,000    66,635,215      10/25/10            --    (1,244,512)
Philippine Peso        DBAB      Buy   2,114,557,000    44,423,466      10/25/10            --      (875,418)
Philippine Peso        JPHQ      Buy   1,057,945,000    22,211,736      10/25/10            --      (423,986)
Chilean Peso           CITI      Buy   8,534,203,142    16,170,920      10/26/10     1,171,614            --
Chinese Yuan           HSBC      Buy     582,413,784    88,215,108      10/26/10            --    (1,995,663)
Euro                   DBAB     Sell     175,760,000   259,597,520      10/26/10            --    (3,444,808)
Euro                   BZWS     Sell      69,060,000   103,320,666      10/26/10            --       (34,496)
Indian Rupee           HSBC      Buy     910,702,000    19,156,542      10/26/10        38,358            --
Indian Rupee           DBAB      Buy   2,729,118,000    57,469,634      10/26/10        52,085            --
Norwegian Krone        BZWS      Buy   1,167,688,000   138,106,209 EUR  10/26/10            --    (4,454,982)
Philippine Peso        HSBC      Buy   2,906,928,000    61,143,005      10/26/10            --    (1,279,375)
Chinese Yuan           HSBC      Buy     348,030,387    52,608,327      10/27/10            --    (1,084,230)
Euro                   UBSW     Sell     139,330,000   208,653,642      10/27/10       135,358            --
Indian Rupee           HSBC      Buy   1,356,628,000    28,734,813      10/27/10            --      (142,923)
Chilean Peso           JPHQ      Buy   5,648,899,000    10,754,686      10/28/10       723,855            --
Philippine Peso        DBAB      Buy   1,340,300,000    28,063,233      10/28/10            --      (464,461)
Euro                   DBAB     Sell      22,651,000    33,457,792      11/02/10            --      (438,355)
Euro                   DBAB     Sell      84,940,000   124,878,788      11/03/10            --    (2,228,111)
Chinese Yuan           HSBC      Buy     337,830,359    50,761,864      11/04/10            --      (729,723)
Euro                   DBAB     Sell      65,121,000    95,483,666      11/05/10            --    (1,962,722)

Templeton Income Trust

Japanese Yen           CITI     Sell   9,190,446,650   101,571,762      11/08/10            --    (5,147,468)
Japanese Yen           BZWS     Sell   9,028,069,000   100,807,515      11/10/10            --    (4,029,842)
Japanese Yen           BZWS     Sell  12,407,760,000   138,471,737      11/12/10            --    (5,616,892)
Japanese Yen           UBSW     Sell   9,153,053,700   102,235,630      11/12/10            --    (4,056,800)
Malaysian Ringgit      JPHQ      Buy     338,000,000   100,000,000      11/12/10            --    (1,650,951)
Japanese Yen           DBAB     Sell  10,792,263,000   120,482,981      11/15/10            --    (4,851,781)
Japanese Yen           JPHQ     Sell   5,389,206,000    60,241,516      11/16/10            --    (2,346,527)
Japanese Yen           BZWS     Sell   2,597,950,000    28,915,911      11/16/10            --    (1,255,622)
Japanese Yen           BZWS     Sell  10,760,696,000   120,482,976      11/17/10            --    (4,489,540)
Japanese Yen           UBSW     Sell   4,305,100,000    48,193,216      11/17/10            --    (1,805,332)
Japanese Yen           HSBC     Sell   2,816,138,000    31,325,576      11/17/10            --    (1,380,473)
Euro                   UBSW     Sell      43,392,971    64,820,420      11/18/10            --      (100,535)
Euro                   DBAB     Sell       8,448,314    12,554,195      11/18/10            --       (85,470)
Japanese Yen           BZWS     Sell  15,005,634,000   168,676,164      11/18/10            --    (5,599,227)
Euro                   DBAB     Sell      89,079,903   133,475,413      11/29/10       222,023            --
Japanese Yen           BZWS     Sell  16,955,472,000   192,772,752      11/29/10            --    (4,185,795)
Japanese Yen           BOFA     Sell  11,637,164,000   131,326,438      11/29/10            --    (3,853,457)
Japanese Yen           CITI     Sell   4,208,470,000    48,193,186      11/29/10            --      (693,341)
Norwegian Krone        UBSW      Buy     737,164,000    86,214,987 EUR  11/29/10            --    (1,554,810)
Philippine Peso        HSBC      Buy   3,967,995,500    83,300,000      11/30/10            --    (1,720,260)
Swedish Krona          BZWS      Buy   1,266,479,512   122,442,066 EUR  11/30/10            --    (1,598,494)
Euro                   DBAB     Sell      49,698,563    74,037,937      12/01/10            --      (303,369)
Euro                   UBSW     Sell      41,865,000    62,326,519      12/01/10            --      (296,997)
Japanese Yen           DBAB     Sell  10,434,667,000   120,482,952      12/01/10            --      (732,694)
Norwegian Krone        UBSW      Buy     261,350,000    30,301,449 EUR  12/01/10            --      (159,331)
Philippine Peso        HSBC      Buy   1,635,720,000    34,400,000      12/01/10            --      (793,056)
Malaysian Ringgit      HSBC      Buy     300,000,000    88,482,525      12/02/10            --      (820,899)
Mexican Peso           CITI     Sell     517,371,000    38,095,207      12/02/10            --      (153,632)
                                                                                  ------------ -------------
   Unrealized appreciation (depreciation)                                          428,654,991  (791,771,106)
                                                                                  ------------ -------------
      Net unrealized appreciation (depreciation)                                               $(363,116,115)
                                                                                               =============

At November 30, 2009, the Fund had the following interest rate swap contracts outstanding. See Note 3.

             PAY/RECEIVE
               FLOATING   FIXED                              NOTATIONAL         EXPIRATION  UNREALIZED   UNREALIZED
COUNTERPARTY     RATE     RATE         FLOATING RATE          AMOUNT(a)            DATE    APPRECIATION DEPRECIATION
------------ ----------- ------  ------------------------- --------------       ---------- ------------ ------------
JPHQ             Pay       7.16% NZD Bank Bill Rate            53,000,000 NZD     7/31/13   $ 3,321,610  $        --
JPHQ             Pay       7.12% NZD Bank Bill Rate            53,700,000 NZD     8/01/13     3,298,467           --
JPHQ             Pay      7.055% NZD Bank Bill Rate            53,700,000 NZD     8/04/13     3,207,268           --
JPHQ             Pay      7.035% NZD Bank Bill Rate           107,400,000 NZD     8/05/13     6,352,187           --
JPHQ             Pay       7.05% NZD Bank Bill Rate            26,850,000 NZD     8/06/13     1,596,875           --
JPHQ             Pay       7.05% NZD Bank Bill Rate            26,850,000 NZD     8/07/13     1,597,278           --
JPHQ             Pay       7.00% NZD Bank Bill Rate            28,425,600 NZD     8/14/13     1,643,823           --
JPHQ             Pay       5.23% NZD Bank Bill Rate            65,000,000 NZD    12/05/13       765,746           --
JPHQ             Pay       6.46% Tasa Nominal Annual Rate  22,850,000,000 CLP     4/18/18     3,559,892           --
JPHQ             Pay       6.45% Tasa Nominal Annual Rate  10,237,500,000 CLP     4/24/18     1,561,717           --
JPHQ             Pay       6.40% Tasa Nominal Annual Rate  20,475,000,000 CLP     4/24/18     2,980,302           --
JPHQ             Pay       6.42% Tasa Nominal Annual Rate  22,250,000,000 CLP     4/25/18     3,279,020           --

Templeton Income Trust

JPHQ             Pay       6.45% Tasa Nominal Annual Rate  22,950,000,000 CLP     5/02/18     3,440,512           --
JPHQ             Pay       6.61% Tasa Nominal Annual Rate   4,982,000,000 CLP     5/14/18       842,310           --
MLCO             Pay       7.00% Tasa Nominal Annual Rate   4,800,000,000 CLP     6/11/18     1,317,748           --
MLCO             Pay      7.094% Tasa Nominal Annual Rate   7,880,000,000 CLP     6/16/18     2,238,118           --
JPHQ             Pay       9.50% MXN Interbank Equilibrium
                                 Interest Rate              1,541,000,000 MXN    10/09/18    11,703,962           --
JPHQ             Pay      10.11% MXN Interbank Equilibrium
                                 Interest Rate                635,000,000 MXN    11/07/18     6,790,390           --
JPHQ             Pay     10.078% MXN Interbank Equilibrium
                                 Interest Rate                355,000,000 MXN    11/09/18     3,734,065           --
JPHQ             Pay      8.675% MXN Interbank Equilibrium
                                 Interest Rate                350,325,000 MXN    11/29/18     1,190,794           --
JPHQ             Pay       5.59% NZD Bank Bill Rate            76,500,000 NZD    12/05/18            --     (264,908)
CITI             Pay      7.697% MXN Interbank Equilibrium
                                 Interest Rate                526,600,000 MXN     1/11/19            --     (964,782)
CITI             Pay      7.666% MXN Interbank Equilibrium
                                 Interest Rate                686,900,000 MXN     1/12/19            --   (1,366,250)
CITI             Pay      7.835% MXN Interbank Equilibrium
                                 Interest Rate                457,900,000 MXN     1/15/19            --     (421,221)
CITI             Pay      7.869% MXN Interbank Equilibrium
                                 Interest Rate                595,300,000 MXN     1/16/19            --     (494,145)
CITI             Pay       8.00% MXN Interbank Equilibrium
                                 Interest Rate                145,100,000 MXN     1/18/19            --      (19,102)
JPHQ             Pay       8.06% MXN Interbank Equilibrium
                                 Interest Rate                230,870,000 MXN     1/22/19        33,992           --
CITI             Pay       8.07% MXN Interbank Equilibrium
                                 Interest Rate                725,510,000 MXN     1/22/19       144,499           --
JPHQ             Pay      10.29% MXN Interbank Equilibrium
                                 Interest Rate                178,000,000 MXN    10/25/28     2,226,996           --
JPHQ             Pay      10.28% MXN Interbank Equilibrium
                                 Interest Rate                 75,000,000 MXN    10/27/28       931,051           --
JPHQ             Pay      10.22% MXN Interbank Equilibrium
                                 Interest Rate                 77,000,000 MXN    10/30/28       918,888           --
JPHQ             Pay      8.317% MXN Interbank Equilibrium
                                 Interest Rate                346,300,000 MXN     1/09/29            --     (754,360)
JPHQ             Pay       9.12% MXN Interbank Equilibrium
                                 Interest Rate                  3,250,000 MXN     2/01/29        12,571           --
                                                                                            -----------  -----------
Unrealized appreciation (depreciation)                                                       68,690,081   (4,284,768)
                                                                                            -----------  -----------
  Net unrealized appreciation (depreciation)                                                $64,405,313
                                                                                            ===========

(a)  In U.S. dollars unless otherwise indicated.

Templeton Income Trust

CURRENCY

AUD     Australian Dollar
BRL     Brazilian Real
EGP     Egyptian Pound
EUR     Euro
IDR     Indonesian Rupiah
ILS     New Israeli Shekel
JPY     Japanese Yen
KRW     South Korean Won
LKR     Sri Lankan Rupee
MXN     Mexican Peso
MYR     Malaysian Ringgit
NOK     Norwegian Krone
NZD     New Zealand Dollar
PEN     Peruvian Nuevo Sol
PLN     Polish Zloty
SEK     Swedish Krona

SELECTED PORTFOLIO

AMBAC   American Municipal Bond Assurance Corp.
BHAC    Berkshire Hathaway Assurance Corp.
FHLB    Federal Home Loan Bank
FRN     Floating Rate Note
FSA     Financial Security Assurance Inc.
GO      General Obligation
ID      Improvement District
ISD     Independent School District
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.
USD     Unified/Union School District

COUNTERPARTY

BOFA    Bank of America N.A
BZWS    Barclays Bank PLC
CITI    Citibank N.A.
DBAB    Deutsche Bank AG
FBCO    Credit Suisse International
HSBC    HSBC Bank USA
JPHQ    JPMorgan Chase Bank, N.A.
UBSW    UBS AG

Templeton Income Trust

                                                                                           PRINCIPAL (a)
                                                                                              AMOUNT                  VALUE
                                                                                          --------------          ------------
       TEMPLETON GLOBAL TOTAL RETURN FUND
       BONDS 95.8%
       ARGENTINA 2.6%
       Government of Argentina,
(b, c)    senior bond, FRN, 0.943%, 8/03/12                                                   11,007,000          $  3,472,708
(d)       GDP Linked Securities, 12/15/35                                                     32,230,000             2,723,435
                                                                                                                  ------------
                                                                                                                     6,196,143
                                                                                                                  ------------
       AUSTRALIA 5.2%
(e)    Government of Australia, TB123, 5.75%, 4/15/12                                          2,440,000    AUD      2,292,172
       New South Wales Treasury Corp., 19RG, 6.00%, 4/01/19                                      542,000    AUD        499,111
       Queensland Treasury Corp.,
          11, 6.00%, 6/14/11                                                                   4,470,000    AUD      4,174,915
          13, 6.00%, 8/14/13                                                                   4,400,000    AUD      4,122,343
       Westpac Banking Corp., senior note, 4.20%, 2/27/15                                        400,000               414,506
(f)    Woodside Finance Ltd., 144A, 4.50%, 11/10/14                                              700,000               717,539
                                                                                                                  ------------
                                                                                                                    12,220,586
                                                                                                                  ------------
       BERMUDA 0.1%
       Intelsat Subsidiary Holding Co. Ltd., senior note, 8.50%, 1/15/13                         300,000               302,625
                                                                                                                  ------------
       BOSNIA & HERZEGOVINA 0.1%
(b)    Government of Bosnia & Herzegovina, senior bond, FRN, 0.00%, 12/11/17                     350,000    EUR        189,406
                                                                                                                  ------------
       BRAZIL 6.3%
(f)    Centrais Eletricas Brasileiras SA, senior note, 144A, 6.875%, 7/30/19                     280,000               299,250
       Nota Do Tesouro Nacional,
          9.609%, 1/01/12                                                                         13,720(g) BRL      7,569,956
          9.609%, 1/01/17                                                                            800(g) BRL        390,403
(h)       Index Linked, 6.00%, 5/15/11                                                               180(g) BRL        191,596
(h)       Index Linked, 6.00%, 5/15/15                                                             5,785(g) BRL      5,909,434
(h)       Index Linked, 6.00%, 5/15/45                                                               400(g) BRL        390,654
                                                                                                                  ------------
                                                                                                                    14,751,293
                                                                                                                  ------------
       CANADA 0.7%
       Novelis Inc., senior note,
          7.25%, 2/15/15                                                                         200,000               181,500
(f)       144A, 11.50%, 2/15/15                                                                  100,000               104,500
(f)    OPTI Canada Inc., senior secured note, 144A, 9.00%, 12/15/12                              100,000               100,250
       Province of Ontario, 6.25%, 6/16/15                                                     1,510,000    NZD      1,108,440
       Quebecor Media Inc., senior note, 7.75%, 3/15/16                                          200,000               194,000
       Teck Resources Ltd., senior secured note, 10.75%, 5/15/19                                  50,000                58,625
                                                                                                                  ------------
                                                                                                                     1,747,315
                                                                                                                  ------------
       CROATIA 1.9%
(f)    Government of Croatia, 144A, 6.75%, 11/05/19                                            4,070,000             4,401,013
                                                                                                                  ------------
       FIJI 0.2%
       Republic of Fiji, 6.875%, 9/13/11                                                         400,000               395,867
                                                                                                                  ------------
       FRANCE 0.2%
(f, i) BNP Paribas, 144A, 7.195%, Perpetual                                                      200,000               186,000
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.75%, 5/15/17                                                                         250,000               248,438
(f)       144A, 9.50%, 5/15/16                                                                    50,000                52,750
                                                                                                                  ------------
                                                                                                                       487,188
                                                                                                                  ------------
       GERMANY 1.1%
       KfW Bankengruppe,
          4.66%, 1/05/12                                                                       8,500,000    NOK      1,559,703
          senior note, 18.50%, 2/11/10                                                         4,500,000    EGP        839,693

Templeton Income Trust

(f)    UPC Germany GmbH, senior note, 144A, 9.625%, 12/01/19                                     100,000    EUR   $    149,755
                                                                                                                  ------------
                                                                                                                     2,549,151
                                                                                                                  ------------
       HUNGARY 0.2%
       Government of Hungary,
          3.50%, 7/18/16                                                                          10,000    EUR         13,978
          4.375%, 7/04/17                                                                        105,000    EUR        153,237
          5.75%, 6/11/18                                                                         195,000    EUR        303,366
          senior note, 3.875%, 2/24/20                                                            20,000    EUR         26,484
                                                                                                                  ------------
                                                                                                                       497,065
                                                                                                                  ------------
       INDONESIA 7.1%
       Government of Indonesia,
(e)       FR31, 11.00%, 11/15/20                                                           5,209,000,000    IDR        574,340
(e)       FR34, 12.80%, 6/15/21                                                           34,188,000,000    IDR      4,176,324
          FR35, 12.90%, 6/15/22                                                              440,000,000    IDR         53,866
(e)       FR36, 11.50%, 9/15/19                                                           31,600,000,000    IDR      3,617,875
          FR39, 11.75%, 8/15/23                                                            3,750,000,000    IDR        424,378
          FR40, 11.00%, 9/15/25                                                           19,750,000,000    IDR      2,120,174
          FR43, 10.25%, 7/15/22                                                              110,000,000    IDR         11,314
          FR44, 10.00%, 9/15/24                                                            2,400,000,000    IDR        239,873
          FR47, 10.00%, 2/15/28                                                           26,890,000,000    IDR      2,652,029
          FR52, 10.50%, 8/15/30                                                           24,050,000,000    IDR      2,448,242
(f)    senior bond, 144A, 8.50%, 10/12/35                                                        200,000               236,250
(f)    senior bond, 144A, 7.75%, 1/17/38                                                         100,000               108,800
                                                                                                                  ------------
                                                                                                                    16,663,465
                                                                                                                  ------------
       IRAQ 0.1%
(f)    Government of Iraq, 144A, 5.80%, 1/15/28                                                  250,000               187,350
                                                                                                                  ------------
       ISRAEL 2.9%
       Government of Israel, 2680, 7.00%, 4/29/11                                             24,055,000    ILS      6,780,487
                                                                                                                  ------------
       ITALY 0.2%
       Telecom Italia Capital SA, senior note, 4.95%, 9/30/14                                    500,000               528,427
(f)    Wind Acquisition Finance SA, senior note, 144A,
          10.75%, 12/01/15                                                                        50,000                53,750
          11.75%, 7/15/17                                                                        100,000               111,500
                                                                                                                  ------------
                                                                                                                       693,677
                                                                                                                  ------------
       JAMAICA 0.1%
(f)    Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15                                    300,000               292,875
                                                                                                                  ------------
       KAZAKHSTAN 0.8%
       HSBK (Europe) BV,
(f)       144A, 7.25%, 5/03/17                                                                   200,000               171,500
(j)       Reg S, 7.25%, 5/03/17                                                                  100,000                87,051
(f)    KazMunaiGaz Finance Sub BV, senior note, 144A, 11.75%, 1/23/15                          1,300,000             1,547,000
                                                                                                                  ------------
                                                                                                                     1,805,551
                                                                                                                  ------------
       LITHUANIA 1.0%
(f)    Government of Lithuania, 144A, 6.75%, 1/15/15                                           2,320,000             2,346,100
                                                                                                                  ------------
       MEXICO 4.0%
(f)    Alestra SA, senior note, 144A, 11.75%, 8/11/14                                            200,000               223,250
       Government of Mexico,
          M 10, 7.75%, 12/14/17                                                                  185,000(j) MXN      1,428,948
          M 20, 10.00%, 12/05/24                                                                 730,000(j) MXN      6,585,786
          M 30, 10.00%, 11/20/36                                                                 118,000(j) MXN      1,063,834
          senior bond, 5.95%, 3/19/19                                                            150,000               163,687
                                                                                                                  ------------
                                                                                                                     9,465,505
                                                                                                                  ------------
       NETHERLANDS 0.1%
(f)    Intergen NV, senior secured note, 144A, 9.00%, 6/30/17                                    200,000               208,500
(f)    UPC Holding BV, senior note, 144A, 9.875%, 4/15/18                                         50,000                52,000
                                                                                                                  ------------
                                                                                                                       260,500
                                                                                                                  ------------

Templeton Income Trust

       NORWAY 5.1%
(e)    Government of Norway, 6.00%, 5/16/11                                                   65,350,000    NOK   $ 12,108,172
                                                                                                                  ------------
       PERU 0.3%
       Government of Peru, 7.35%, 7/21/25                                                        550,000               653,125
                                                                                                                  ------------
       POLAND 5.2%
       Government of Poland,
          4.25%, 5/24/11                                                                         660,000    PLN        237,312
          4.75%, 4/25/12                                                                      24,945,000    PLN      8,972,904
          5.75%, 4/25/14                                                                       5,625,000    PLN      2,036,913
          1013, 5.00%, 10/24/13                                                                1,620,000    PLN        575,432
          senior note, 6.375%, 7/15/19                                                           300,000               333,262
(f)    TVN Finance Corp. PLC, senior note, 144A, 10.75%, 11/15/17                                100,000    EUR        152,767
                                                                                                                  ------------
                                                                                                                    12,308,590
                                                                                                                  ------------
       QATAR 1.5%
(f)    CBQ Finance Ltd., senior note, 144A, 5.00%, 11/18/14                                    3,420,000             3,351,600
(f)    Government of Qatar, senior note, 144A, 6.55%, 4/09/19                                    170,000               187,748
                                                                                                                  ------------
                                                                                                                     3,539,348
                                                                                                                  ------------
       RUSSIA 4.3%
       Gaz Capital SA, senior note,
(f)       144A, 6.51%, 3/07/22                                                                 2,860,000             2,616,900
(j)       Reg S, 6.51%, 3/07/22                                                                  170,000               156,842
(f)    Government of Russia, 144A, 7.50%, 3/31/30                                              3,254,280             3,677,824
       LUKOIL International Finance BV,
(f)       144A, 6.656%, 6/07/22                                                                  430,000               402,050
(j)       Reg S, 6.656%, 6/07/22                                                               2,400,000             2,267,763
(j)    TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18                                    420,000               422,100
(f)    VTB Capital SA, senior note, 144A, 6.25%, 6/30/35                                         610,000               582,550
                                                                                                                  ------------
                                                                                                                    10,126,029
                                                                                                                  ------------
       SOUTH AFRICA 0.2%
       Government of South Africa,
          4.50%, 4/05/16                                                                         100,000    EUR        148,337
          6.875%, 5/27/19                                                                        120,000               133,950
          senior note, 6.50%, 6/02/14                                                             30,000                33,100
          senior note, 5.875%, 5/30/22                                                           200,000               203,875
                                                                                                                  ------------
                                                                                                                       519,262
                                                                                                                  ------------
       SOUTH KOREA 16.0%
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                                       20,330,000,000    KRW     17,402,881
          0475-1112, 4.75%, 12/10/11                                                       3,240,000,000    KRW      2,821,353
          0475-1203, 4.75%, 3/10/12                                                        1,850,000,000    KRW      1,610,132
          0525-1303, 5.25%, 3/10/13                                                       13,500,000,000    KRW     11,890,306
          0550-1106, 5.50%, 6/10/11                                                        3,610,300,000    KRW      3,189,524
          0575-1309, 5.75%, 9/10/13                                                          590,000,000    KRW        528,108
          senior note, 7.125%, 4/16/19                                                           140,000               166,628
                                                                                                                  ------------
                                                                                                                    37,608,932
                                                                                                                  ------------
       SPAIN 0.3%
(f)    Campofrio Food Group SA, senior note, 144A, 8.25%, 10/31/16                               200,000    EUR        298,045
(f)    Codere Finance SA, senior note, 144A, 8.25%, 6/15/15                                      300,000    EUR        386,120
                                                                                                                  ------------
                                                                                                                       684,165
                                                                                                                  ------------
       SRI LANKA 2.4%
       Government of Sri Lanka,
          A, 8.50%, 1/15/13                                                                   69,500,000    LKR        582,416
          A, 13.50%, 2/01/13                                                                  64,600,000    LKR        616,051
          A, 11.25%, 7/15/14                                                                 154,200,000    LKR      1,380,663
          A, 11.00%, 8/01/15                                                                 148,900,000    LKR      1,317,095
          B, 11.00%, 9/01/15                                                                 185,500,000    LKR      1,649,072
                                                                                                                  ------------
                                                                                                                     5,545,297
                                                                                                                  ------------

Templeton Income Trust

(l)    SUPRANATIONAL 1.6%
       African Development Bank,
          21.50%, 8/24/11                                                                      2,100,000    GHS   $  1,558,446
          senior note, 340, 25.50%, 6/24/11                                                      340,000    GHS        263,731
       Corporacion Andina De Fomento, 8.125%, 6/04/19                                            280,000               332,990
       European Investment Bank, senior note, 5.375%, 7/16/12                                  8,200,000    NOK      1,522,129
                                                                                                                  ------------
                                                                                                                     3,677,296
                                                                                                                  ------------
       SWEDEN 6.6%
       Government of Sweden, 5.25%, 3/15/11                                                  101,400,000    SEK     15,423,328
                                                                                                                  ------------
       SWITZERLAND 0.0%(j)
(f)    Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14                                  50,000                46,788
                                                                                                                  ------------
       TRINIDAD AND TOBAGO 0.3%
       Petro Co. of Trinidad and Tobago Ltd., senior note,
(f)       144A, 9.75%, 8/14/19                                                                   450,000               509,929
(j)       Reg S, 9.75%, 8/14/19                                                                  150,000               169,976
                                                                                                                  ------------
                                                                                                                       679,905
                                                                                                                  ------------
       UNITED ARAB EMIRATES 0.1%
(f)    DP World Ltd., 144A, 6.85%, 7/02/37                                                       130,000                96,741
(f)    Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                                                170,000               187,944
                                                                                                                  ------------
                                                                                                                       284,685
                                                                                                                  ------------
       UNITED KINGDOM 0.9%
(f)    British Sky Broadcasting Group PLC, senior note, 144A, 6.10%, 2/15/18                     300,000               327,068
(f)    Ceva Group PLC, senior secured note, 144A,
          10.00%, 9/01/14                                                                        200,000               189,750
          11.625%, 10/01/16                                                                      200,000               205,250
       HSBC Holdings PLC, sub. note, 6.50%, 9/15/37                                              300,000               322,401
(f)    Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16                        75,000                49,875
       Royal Bank of Scotland Group PLC, senior note, 6.40%, 10/21/19                            500,000               510,088
(f)    Royal Bank of Scotland PLC, senior note, 144A, 4.875%, 8/25/14                            500,000               516,557
                                                                                                                  ------------
                                                                                                                     2,120,989
                                                                                                                  ------------
       UNITED STATES 12.2%
(f)    Advanced Micro Devices Inc., senior note, 144A, 8.125%, 12/15/17                          100,000                94,875
(f)    Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16                       100,000               105,500
(f)    Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15                            300,000               312,000
       Ameren Corp., senior note, 8.875%, 5/15/14                                                300,000               339,776
       American Express Credit Corp., senior note,
          5.125%, 8/25/14                                                                        200,000               213,274
          C, 7.30%, 8/20/13                                                                      100,000               113,702
(f)    Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17                             100,000               100,750
       ARAMARK Corp., senior note, 8.50%, 2/01/15                                                300,000               302,250
(f)    Associated Materials LLC, senior secured note, 144A, 9.875%, 11/15/16                     200,000               210,000
       Ball Corp., senior note, 7.375%, 9/01/19                                                  200,000               205,500
       Bank of America Corp.,
(i)       pfd., sub. bond, M, 8.125%, Perpetual                                                  250,000               218,060
          senior note, 5.65%, 5/01/18                                                            300,000               303,049
       Berry Petroleum Co., senior note, 10.25%, 6/01/14                                         200,000               215,000
(f)    Cantor Fitzgerald LP, 144A, 7.875%, 10/15/19                                              400,000               409,348
       Capital One Bank, sub. note, 8.80%, 7/15/19                                               300,000               356,127
(f)    Cargill Inc., 144A, 5.20%, 1/22/13                                                        100,000               107,965
       Case New Holland Inc., senior note, 7.125%, 3/01/14                                       200,000               198,500
       CCH II LLC, senior note, 10.25%, 9/15/10                                                   50,000                55,538
(e, f) CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%,
          12/01/16                                                                               100,000               100,500
       Chesapeake Energy Corp., senior note, 6.25%, 1/15/18                                      400,000               362,000
       Citigroup Inc.,
          senior note, 6.375%, 8/12/14                                                           300,000               316,016
          senior note, 6.125%, 11/21/17                                                          100,000               100,689
          senior note, 8.125%, 7/15/39                                                           100,000               110,545
          sub. note, 5.00%, 9/15/14                                                              200,000               194,659
       CMS Energy Corp., senior note, 8.75%, 6/15/19                                              50,000                55,266
       Coventry Health Care Inc., senior note, 5.95%, 3/15/17                                    200,000               186,052
(f)    Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14                           300,000               305,250
(m)    Dex Media West Finance, senior sub. note, 9.875%, 8/15/13                                 100,000                31,750

Templeton Income Trust

       Discover Bank, sub. note, 8.70%, 11/18/19                                                 700,000          $    739,379
       Duke Energy Corp., senior note, 5.05%, 9/15/19                                            400,000               411,262
       Duke Realty LP, senior note, 7.375%, 2/15/15                                              400,000               428,171
       Dynegy Holdings Inc., senior note, 8.375%, 5/01/16                                        400,000               369,000
       EchoStar DBS Corp., senior note,
          7.75%, 5/31/15                                                                         100,000               102,000
          7.125%, 2/01/16                                                                         50,000                49,750
       El Paso Corp., senior note, 7.00%, 6/15/17                                                200,000               197,088
(f)    Enogex LLC, senior note, 144A, 6.25%, 3/15/20                                             750,000               762,022
(b)    Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68                  50,000                46,006
(f)    FelCor Lodging Trust Inc., senior secured note, 144A, 10.00%, 10/01/14                    200,000               196,000
       Ford Motor Credit Co. LLC, senior note,
          9.875%, 8/10/11                                                                        150,000               155,250
          7.50%, 8/01/12                                                                         200,000               198,302
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15                                100,000                85,500
       Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14                               300,000               256,500
       General Electric Capital Corp., senior note, A, 7.625%, 12/10/14                          950,000    NZD        721,490
(f)    General Maritime Corp., senior note, 144A, 12.00%, 11/15/17                               100,000               103,000
(f)    GMAC LLC, senior note, 144A, 6.875%, 9/15/11                                              431,000               419,147
       The Goldman Sachs Group Inc., sub. note, 6.75%, 10/01/37                                  300,000               310,147
(f)    Harrah's Operating Co. Inc., senior secured note, 144A, 11.25%, 6/01/17                   150,000               154,125
(f)    Harrah's Operating Escrow, senior secured note, 144A, 11.25%, 6/01/17                     250,000               256,250
       HCA Inc., senior secured note,
          9.125%, 11/15/14                                                                       250,000               261,875
(f)       144A, 7.875%, 2/15/20                                                                  100,000               102,750
(f)    Holly Corp., senior note, 144A, 9.875%, 6/15/17                                           100,000               104,250
(f)    Host Hotels & Resorts LP, senior note, 144A, 9.00%, 5/15/17                                50,000                52,875
       Huntsman International LLC,
(f)       senior note, 144A, 5.50%, 6/30/16                                                      100,000                87,250
          senior sub. note, 7.875%, 11/15/14                                                     100,000                95,250
       Jarden Corp., senior sub. note, 7.50%, 5/01/17                                            300,000               298,500
(f)    JBS USA LLC, senior note, 144A, 11.625%, 5/01/14                                          150,000               167,250
(f)    JohnsonDiversey Holdings Inc., senior note, 144A, 10.50%, 5/15/20                         200,000               193,000
       JohnsonDiversey Inc., senior sub. note, 9.625%, 5/15/12                                    50,000    EUR         76,191
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12                                      300,000               303,000
       JPMorgan Chase & Co.,
          6.00%, 1/15/18                                                                         150,000               162,971
(i)       junior sub. note, 1, 7.90%, Perpetual                                                  400,000               392,382
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13                                       150,000               148,125
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13                                    200,000               188,000
(f)    MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17                                    100,000                99,500
       Mariner Energy Inc., senior note, 7.50%, 4/15/13                                          300,000               295,500
       MarkWest Energy Partners LP, senior note,
(f)       144A, 6.875%, 11/01/14                                                                 100,000                93,500
          B, 6.875%, 11/01/14                                                                    200,000               187,000
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18                                                 500,000               537,518
(b, f) MetLife Capital Trust X, secured bond, 144A, FRN, 9.25%, 4/08/68                          200,000               210,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14                                      250,000               251,875
       MGM MIRAGE, senior note,
          6.625%, 7/15/15                                                                        100,000                75,000
          6.875%, 4/01/16                                                                        200,000               150,000
       Michaels Stores Inc., senior note, 10.00%, 11/01/14                                       200,000               205,000
       Morgan Stanley, senior note, 6.625%, 4/01/18                                              300,000               326,209
(f)    New York City Industrial Develoment Agency, 144A, 11.00%, 3/01/29                         300,000               324,015
(f)    NewPage Corp., senior secured note, 144A, 11.375%, 12/31/14                               300,000               297,000
(f)    Norwegian Cruise Line Ltd., senior secured note, 144A, 11.75%, 11/15/16                   300,000               297,375
       NRG Energy Inc., senior note, 7.375%, 2/01/16                                             300,000               299,250
       Owens-Brockway Glass Container Inc., senior note, 7.375%, 5/15/16                          50,000                50,875
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13                                      50,000                50,750
       Pinnacle Entertainment Inc.,
(f)       senior note, 144A, 8.625%, 8/01/17                                                     100,000               100,000
          senior sub. note, 7.50%, 6/15/15                                                        50,000                44,750
       Plains All American Pipeline LP, senior note, 5.75%, 1/15/20                              400,000               416,651
       Plains Exploration & Production Co., senior note, 7.625%, 6/01/18                         300,000               294,000
       PNC Funding Corp., sub. note, 5.625%, 2/01/17                                           1,000,000             1,016,602
       Quicksilver Resources Inc., senior note, 11.75%, 1/01/16                                  200,000               223,250
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14                                   200,000               200,000
       Reinsurance Group of America Inc., senior note, 6.45%, 11/15/19                           600,000               620,738
       Rite Aid Corp., senior secured note, 9.75%, 6/12/16                                       100,000               108,500

Templeton Income Trust

       Royal Caribbean Cruises Ltd., senior note, 7.25%, 6/15/16                                 150,000          $    141,660
       RSC Equipment Rental Inc.,
          senior note, 9.50%, 12/01/14                                                           100,000                98,375
(f)       senior secured note, 144A, 10.00%, 7/15/17                                             100,000               108,250
(f)    SandRidge Energy Inc., senior note, 144A, 9.875%, 5/15/16                                 200,000               206,000
       Sanmina-SCI Corp., senior sub. note, 8.125%, 3/01/16                                      200,000               195,500
(f)    Sinclair Television Group Inc., senior secured note, 144A, 9.25%, 11/01/17                200,000               203,500
          Solo Cup Co.,
(f)       senior secured note, 144A, 10.50%, 11/01/13                                            150,000               159,000
          senior sub. note, 8.50%, 2/15/14                                                        50,000                48,375
       Solutia Inc., senior note, 8.75%, 11/01/17                                                100,000               104,500
       Starwood Hotels & Resorts Worldwide Inc., senior note, 7.15%, 12/01/19                    200,000               196,827
       SunGard Data Systems Inc., senior sub. note, 10.25%, 8/15/15                              350,000               360,500
(f)    Talecris Biotherapeutics Holdings Corp., senior note, 144A, 7.75%, 11/15/16               200,000               205,000
       Tesoro Corp., senior note, 9.75%, 6/01/19                                                 150,000               153,000
       Texas Competitive Electric Holdings Co. LLC, senior note, A, 10.25%, 11/01/15             400,000               286,000
       Time Warner Inc., 7.625%, 4/15/31                                                         400,000               465,531
       UBS AG Stamford, senior note, 5.875%, 12/20/17                                            400,000               416,019
(o)    United Surgical Partners International Inc., senior sub. note, PIK, 9.25%,
          5/01/17                                                                                100,000               101,500
(f)    Universal City Development, senior sub. note, 144A, 10.875%, 11/15/16                     300,000               302,250
(f)    Univision Communications Inc., senior secured note, 144A, 12.00%, 7/01/14                 100,000               108,750
(f)    US Oncology Inc., senior secured note, 144A, 9.125%, 8/15/17                              300,000               314,250
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14                     300,000               310,500
       Viacom Inc.,
          5.625%, 9/15/19                                                                        200,000               214,085
          senior note, 6.875%, 4/30/36                                                           200,000               216,950
(f)    ViaSat Inc., senior note, 144A, 8.875%, 9/15/16                                           100,000               102,500
(f)    WEA Finance/WT Finance Australia, 144A, 5.75%, 9/02/15                                    400,000               417,305
       Weatherford International Ltd., senior note, 6.00%, 3/15/18                               300,000               315,649
       Wells Fargo & Co., senior note, 5.625%, 12/11/17                                          200,000               209,163
(i)    Wells Fargo Capital XV, pfd., 9.75%, Perpetual                                            400,000               426,000
       Weyerhaeuser Co., senior note, 7.375%, 10/01/19                                           200,000               209,554
(f)    WMG Acquisition Corp., senior secured note, 144A, 9.50%, 6/15/16                          100,000               108,000
       Yum! Brands Inc., senior note, 5.30%, 9/15/19                                           1,000,000             1,033,427
                                                                                                                  ------------
                                                                                                                    28,730,777
                                                                                                                  ------------
       VENEZUELA 3.9%
       Government of Venezuela,
          10.75%, 9/19/13                                                                      1,440,000             1,332,000
(j)       senior bond, Reg S, 5.375%, 8/07/10                                                    485,000               476,512
       Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11                              9,220,000             7,387,525
                                                                                                                  ------------
                                                                                                                     9,196,037
                                                                                                                  ------------
       VIETNAM 0.0%(n)
(j)    Government of Vietnam, Reg S, 6.875%, 1/15/16                                             100,000               103,000
                                                                                                                  ------------
       TOTAL BONDS (COST $215,255,881)                                                                             225,588,887
                                                                                                                  ------------
       MUNICIPAL BONDS 0.5%
       Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
          Refunding, Series F-1, 5.00%, 4/01/39                                                   25,000                24,884
       District of Columbia University Revenue, Georgetown University, Refunding,
          Series D, BHAC Insured, 5.50%, 4/01/36                                                  15,000                16,229
       Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project,
          Series A, Assured Guaranty, 5.50%, 1/01/38                                             500,000               535,750
       Kentucky State Municipal Power Agency Power System Revenue, Prairie State
          Project, Series A, BHAC Insured, 5.25%, 9/01/42                                         25,000                25,882
       Las Vegas Valley Water District GO, Refunding, Series A, NATL Insured, 5.00%,
          6/01/26                                                                                 15,000                15,435
       Lewisville ISD, GO, School Building, 5.00%, 8/15/26                                        25,000                27,047
       Los Angeles USD, GO, Series I, 5.00%,
          7/01/26                                                                                 10,000                10,449
          7/01/27                                                                                 10,000                10,385
       Minneapolis Health Care System Revenue, Fairview Health Services, Series B,
       Assured Guaranty, 6.50%, 11/15/38                                                          50,000                55,471
       MTA Revenue,
          Series B, Assured Guaranty, 5.25%, 11/15/20                                             20,000                22,597
          Transportation, Series A, FSA Insured, 5.50%, 11/15/21                                  15,000                17,213
       Palomar Pomerado Health GO, Election of 2004, Series A, NATL Insured, 5.125%,
          8/01/37                                                                                 85,000                78,763

Templeton Income Trust

       Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32                     55,000          $     56,655
       Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
          8/01/27                                                                                 10,000                 3,520
          8/01/30                                                                                 10,000                 2,787
          8/01/32                                                                                 10,000                 2,362
          8/01/33                                                                                  5,000                 1,093
       Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Series A, AMBAC Insured, 5.00%, 11/01/27                                                25,000                26,635
       San Bernardino Community College District GO, Election of
          2002, Series A,
          6.375%, 8/01/26                                                                          5,000                 5,834
          6.50%, 8/01/27                                                                           5,000                 5,887
          6.50%, 8/01/28                                                                           5,000                 5,851
       San Mateo County Community College District GO, Election
          of 2001, Series C, NATL Insured, zero cpn., 9/01/30                                     40,000                11,907
          3/01/31                                                                                 10,000                 2,829
       Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus
          Health, Refunding, Series A, Assured Guaranty, 6.25%, 7/01/28                           40,000                44,694
       Tulare Sewer Revenue, Building America Bonds, Series B, FSA Insured, 8.75%,
          11/15/44                                                                               165,000               165,746
                                                                                                                  ------------
       TOTAL MUNICIPAL BONDS (COST $1,085,630)                                                                       1,175,905
                                                                                                                  ------------

                                                                                              SHARES
                                                                                          -------------
       PREFERRED STOCKS (COST $2,130) 0.0%(n)
       UNITED STATES 0.0%(j)
(f)    GMAC Inc., 7.00%, pfd., 144A                                                                    6                 3,631
                                                                                                                  ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $216,343,641)                                         226,768,423
                                                                                                                  ------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT(a)
                                                                                          --------------
       SHORT TERM INVESTMENTS 5.1%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $1,291,969) 0.6%
       ISRAEL 0.6%
(p)    Israel Treasury Bill, 10/6/10                                                           4,875,000    ILS      1,269,766
                                                                                                                  ------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $217,635,610)                                             228,038,189

                                                                                              SHARES
                                                                                          --------------
       MONEY MARKET FUNDS (COST $10,668,411) 4.5%
       UNITED STATES 4.5%
(q)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%                            10,668,411            10,668,411
                                                                                                                  ------------
       TOTAL INVESTMENTS (COST $228,304,021) 101.4%                                                                238,706,600
       OTHER ASSETS, LESS LIABILITIES (1.4)%                                                                        (3,202,455)
                                                                                                                  ------------
       NET ASSETS 100.0%                                                                                          $235,504,145
                                                                                                                  ============

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. Security entitles the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of this GDP linked security.

(e)  A portion or all of the security purchased on a delayed delivery basis.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $33,339,371, representing 14.16% of net assets.

(g)  Principal amount is stated in 1,000 Brazilian Real Units.

(h)  Redemption price at maturity is adjusted for inflation.

Templeton Income Trust

(i)  Perpetual security with no stated maturity date.

(j) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $3,683,244, representing 1.56% of net assets.

(k)  Principal amount is stated in 100 Mexican Peso Units.

(l) A supranational organization is an entity formed by two or more central governments through international treaties.

(m) Defaulted security or security for which income has been deemed uncollectible.

(n)  Rounds to less than 0.1% of net assets.

(o)  Income may be received in additional securities and/or cash.

(p)  The security is traded on a discount basis with no stated coupon rate.

(q) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At November 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                    CONTRACT      SETTLEMENT  UNREALIZED   UNREALIZED
CURRENCY           COUNTERPARTY TYPE    QUANTITY    AMOUNT(a)        DATE    APPRECIATION DEPRECIATION
------------------ ------------ ---- ------------- ----------     ---------- ------------ ------------
Mexican Peso           CITI     Sell       798,000     58,904      12/01/09   $       --  $    (2,786)
Mexican Peso           CITI     Buy        798,000     61,865      12/01/09           --         (176)
New Zealand Dollar     BZWS     Sell       312,459    193,100      12/02/09           --      (30,633)
New Zealand Dollar     DBAB     Sell        80,807     49,152      12/02/09           --       (8,709)
New Zealand Dollar     FBCO     Sell        26,666     16,492      12/02/09           --       (2,602)
New Zealand Dollar     FBCO     Buy         26,666     19,066      12/02/09          320           --
New Zealand Dollar     BZWS     Buy        312,459    223,096      12/02/09        4,061           --
New Zealand Dollar     DBAB     Buy         80,807     57,817      12/02/09          929           --
Chinese Yuan           HSBC     Buy         68,000      7,383 EUR  12/04/09           --       (1,124)
Chinese Yuan           HSBC     Buy         54,000      7,387      12/04/09          523           --
Euro                   UBSW     Sell         4,392      5,553      12/08/09           --       (1,040)
Euro                   UBSW     Buy          4,392      6,160      12/08/09          433           --
Chinese Yuan           HSBC     Buy        603,283     85,330      12/17/09        3,055           --
Malaysian Ringgit      JPHQ     Buy        305,481     85,330      12/17/09        4,526           --
Chinese Yuan           HSBC     Buy      1,814,430    255,990      12/18/09        9,839           --
Chinese Yuan           HSBC     Buy        493,202     70,357      12/21/09        1,904           --
Malaysian Ringgit      JPHQ     Buy        365,553    102,396      12/21/09        5,109           --
Malaysian Ringgit      HSBC     Buy        187,519     52,768      12/21/09        2,379           --
Chinese Yuan           HSBC     Buy      7,353,421  1,839,036 NZD  12/22/09           --     (237,384)
Chinese Yuan           HSBC     Buy        580,090     83,346      12/22/09        1,647           --
Malaysian Ringgit      HSBC     Buy        298,612     85,362      12/22/09        2,452           --
Malaysian Ringgit      HSBC     Buy        237,354     68,264      12/23/09        1,532           --
Malaysian Ringgit      HSBC     Buy        268,544     76,797      12/28/09        2,150           --
Euro                   DBAB     Sell       419,600    588,384       1/04/10           --      (41,488)

Templeton Income Trust

Euro                   UBSW     Sell       368,000    509,489       1/11/10           --      (42,912)
Philippine Peso        JPHQ     Buy    111,869,000  2,396,972       1/13/10           --      (38,507)
Philippine Peso        HSBC     Buy     10,377,000    222,922       1/15/10           --       (4,194)
Philippine Peso        DBAB     Buy      5,918,000    127,378       1/15/10           --       (2,638)
Philippine Peso        JPHQ     Buy     14,778,000    318,450       1/19/10           --       (7,083)
Philippine Peso        DBAB     Buy      3,703,000     79,617       1/19/10           --       (1,596)
Euro                   CITI     Sell       137,500    196,325       1/27/10           --      (10,063)
Japanese Yen           DBAB     Buy    150,000,000  1,299,264 EUR   1/28/10           --     (213,783)
Japanese Yen           DBAB     Sell   150,000,000  1,132,931 EUR   1/28/10           --      (35,882)
Swedish Krona          DBAB     Buy      9,800,000    926,714 EUR   1/28/10       14,758           --
Euro                   UBSW     Sell     2,559,000  3,590,917       1/29/10           --     (250,124)
Euro                   DBAB     Sell       921,000  1,301,769       1/29/10           --      (80,646)
Mexican Peso           CITI     Sell       806,000     59,126       1/29/10           --       (2,703)
New Zealand Dollar     UBSW     Sell       126,129     82,097       1/29/10           --       (7,833)
Singapore Dollar       HSBC     Sell       746,000    497,486       1/29/10           --      (41,083)
Singapore Dollar       BZWS     Sell       186,000    123,605       1/29/10           --      (10,677)
Singapore Dollar       UBSW     Sell       186,000    123,622       1/29/10           --      (10,660)
Singapore Dollar       HSBC     Buy        746,000    538,055       1/29/10          515           --
Singapore Dollar       BZWS     Buy        186,000    133,458       1/29/10          824           --
Singapore Dollar       UBSW     Buy        186,000    133,347       1/29/10          935           --
New Zealand Dollar     DBAB     Sell       310,724    157,084       2/02/10           --      (64,403)
Singapore Dollar       HSBC     Sell       187,000    124,445       2/02/10           --      (10,554)
Singapore Dollar       BZWS     Sell        75,000     49,900       2/02/10           --       (4,244)
Singapore Dollar       BZWS     Buy         75,000     53,814       2/02/10          330           --
Singapore Dollar       HSBC     Buy        187,000    134,595       2/02/10          404           --
Mexican Peso           CITI     Sell     2,795,400    205,839       2/03/10           --       (8,463)
Mexican Peso           CITI     Buy      2,795,400    186,319       2/03/10       27,983           --
Singapore Dollar       HSBC     Sell       234,000    155,380       2/03/10           --      (13,548)
Singapore Dollar       HSBC     Buy        234,000    168,424       2/03/10          504           --
Euro                   DBAB     Sell       900,000  1,273,824       2/04/10           --      (77,025)
Mexican Peso           HSBC     Sell     2,350,000    172,424       2/04/10           --       (7,710)
Mexican Peso           UBSW     Sell     1,880,000    137,880       2/04/10           --       (6,227)
Mexican Peso           HSBC     Buy      2,350,000    155,177       2/04/10       24,956           --
Mexican Peso           UBSW     Buy      1,880,000    124,318       2/04/10       19,789           --

Templeton Income Trust

Singapore Dollar       HSBC     Sell       235,000    155,181       2/04/10           --      (14,467)
Singapore Dollar       HSBC     Buy        235,000    168,390       2/04/10        1,258           --
Singapore Dollar       HSBC     Sell       188,000    124,516       2/05/10           --      (11,202)
Singapore Dollar       HSBC     Buy        188,000    134,712       2/05/10        1,005           --
Mexican Peso           DBAB     Sell    18,432,524  1,381,282       2/08/10           --      (30,910)
Singapore Dollar       JPHQ     Sell       148,000     98,306       2/08/10           --       (8,532)
Singapore Dollar       JPHQ     Buy        148,000    106,124       2/08/10          715           --
Singapore Dollar       JPHQ     Sell       187,000    124,186       2/09/10           --      (10,804)
Singapore Dollar       JPHQ     Buy        187,000    134,445       2/09/10          546           --
Euro                   UBSW     Sell     1,757,000  2,492,463       2/11/10           --     (144,592)
Singapore Dollar       BZWS     Sell        74,200     49,744       2/11/10           --       (3,818)
Singapore Dollar       BZWS     Buy         74,200     53,149       2/11/10          413           --
South Korean Won       HSBC     Buy    231,000,000    169,853       2/12/10       28,003           --
Mexican Peso           DBAB     Sell    13,126,800    969,483       3/04/10           --      (33,118)
Mexican Peso           DBAB     Buy     13,126,800    800,000       3/04/10      202,601           --
Mexican Peso           CITI     Sell     2,524,000    186,420       3/16/10           --       (6,027)
Mexican Peso           CITI     Buy      2,524,000    156,965       3/16/10       35,483           --
Singapore Dollar       DBAB     Sell       175,000    113,792       3/18/10           --      (12,504)
Singapore Dollar       DBAB     Buy        175,000    125,987       3/18/10          308           --
Singapore Dollar       DBAB     Sell       261,000    170,014       3/19/10           --      (18,345)
Singapore Dollar       DBAB     Buy        261,000    186,136       3/19/10        2,223           --
Singapore Dollar       DBAB     Sell       348,000    226,965       3/22/10           --      (24,176)
Singapore Dollar       DBAB     Buy        348,000    250,529       3/22/10          613           --
Singapore Dollar       UBSW     Sell       316,000    208,052       3/23/10           --      (19,995)
Singapore Dollar       UBSW     Buy        316,000    227,699       3/23/10          348           --
Singapore Dollar       JPHQ     Sell        86,000     56,995       3/31/10           --       (5,065)
Singapore Dollar       JPHQ     Buy         86,000     61,658       3/31/10          403           --
South Korean Won       DBAB     Buy  1,134,942,000    866,937       3/31/10      104,075           --
Brazilian Real         DBAB     Buy         85,470     35,000       4/05/10       12,626           --
Poland Zloty           DBAB     Buy        313,000     67,182 EUR   4/06/10       11,209           --
Indian Rupee           DBAB     Buy        911,000     17,606       4/09/10        1,847           --
Indian Rupee           DBAB     Buy      1,953,000     37,717       4/12/10        3,977           --
Indian Rupee           JPHQ     Buy      1,312,000     25,149       4/13/10        2,859           --
Poland Zloty           DBAB     Buy        313,000     69,944 EUR   4/14/10        7,011           --

Templeton Income Trust

Indian Rupee           JPHQ     Buy      1,288,000     25,151       4/15/10        2,340           --
Indian Rupee           JPHQ     Buy        643,000     12,603       4/19/10        1,118           --
Indian Rupee           DBAB     Buy        451,000      8,791       4/19/10          832           --
Brazilian Real         UBSW     Buy        122,000     50,476       4/23/10       17,257           --
Chilean Peso           CITI     Buy    143,529,000    244,638       4/23/10       46,254           --
Chilean Peso           CITI     Buy    140,151,000    239,100       4/26/10       44,939           --
Indian Rupee           DBAB     Buy        915,000     17,657       4/26/10        1,858           --
Chilean Peso           JPHQ     Buy    110,826,000    189,398       4/27/10       35,208           --
Chilean Peso           CITI     Buy    111,223,000    189,396       4/27/10       36,014           --
Indian Rupee           JPHQ     Buy        130,000      2,512       4/27/10          260           --
Chilean Peso           UBSW     Buy     22,368,000     37,880       4/28/10        7,452           --
Chilean Peso           CITI     Buy    178,639,000    303,035       4/28/10       59,001           --
Indian Rupee           JPHQ     Buy        647,000     12,600       4/28/10        1,197           --
Poland Zloty           BZWS     Buy        622,000    137,672 EUR   4/28/10       15,730           --
Indian Rupee           JPHQ     Buy        648,000     12,607       4/30/10        1,210           --
Euro                   DBAB     Sell        97,652    145,941       5/20/10           --         (513)
Indian Rupee           DBAB     Buy      1,239,000     25,245       6/01/10        1,114           --
New Zealand Dollar     DBAB     Sell       187,341    130,856       6/01/10           --       (1,456)
New Zealand Dollar     UBSW     Sell       188,477    131,666       6/01/10           --       (1,448)
New Zealand Dollar     CITI     Sell       106,626     74,359       6/01/10           --         (947)
Indian Rupee           HSBC     Buy         37,000        763       6/02/10           24           --
New Zealand Dollar     BZWS     Sell       156,230    110,029       6/02/10           --       (2,007)
New Zealand Dollar     DBAB     Sell        80,807     57,021       6/02/10           --         (927)
New Zealand Dollar     FBCO     Sell        26,666     18,800       6/02/10           --         (323)
Indian Rupee           HSBC     Buy        182,000      3,792       6/03/10           80           --
Indian Rupee           HSBC     Buy      1,213,000     25,239       6/04/10          562           --
Poland Zloty           DBAB     Buy        739,000    162,450 EUR   6/04/10       19,786           --
Swedish Krona          DBAB     Buy      9,350,000    878,140 EUR   6/04/10       24,902           --
Indian Rupee           DBAB     Buy        607,000     12,630       6/07/10          279           --
Poland Zloty           DBAB     Buy        699,000    152,278 EUR   6/07/10       20,741           --
Indian Rupee           DBAB     Buy        306,000      6,349       6/08/10          159           --
Indian Rupee           HSBC     Buy        244,000      5,057       6/08/10          132           --
Poland Zloty           CITI     Buy        281,000     61,011 EUR   6/08/10        8,641           --
New Zealand Dollar     BZWS     Sell       156,230    109,964       6/09/10           --       (1,999)

Templeton Income Trust

Indian Rupee           DBAB     Buy        247,000      5,077       6/10/10          175           --
Indian Rupee           HSBC     Buy        248,000      5,087       6/11/10          186           --
Indian Rupee           BZWS     Buy        370,000      7,629       6/11/10          238           --
Indian Rupee           DBAB     Buy        619,000     12,708       6/16/10          449           --
Indian Rupee           DBAB     Buy        563,000     11,420       6/21/10          543           --
Swedish Krona          DBAB     Buy      2,169,000    275,341       6/28/10       35,878           --
Malaysian Ringgit      JPHQ     Buy      3,824,153  1,077,681       6/29/10       38,908           --
Swedish Krona          UBSW     Buy      2,171,000    272,441       6/29/10       39,064           --
Swedish Krona          UBSW     Buy      1,208,500    109,883 EUR   7/15/10        8,710           --
Indian Rupee           CITI     Buy        890,000     17,800       7/19/10        1,077           --
Indian Rupee           JPHQ     Buy        890,000     17,800       7/20/10        1,076           --
Swedish Krona          DBAB     Buy      1,208,500    113,373 EUR   7/27/10        3,499           --
Chilean Peso           DBAB     Buy    485,730,000    900,000       7/30/10       87,408           --
Indian Rupee           JPHQ     Buy     44,200,000    896,552       7/30/10       40,266           --
Malaysian Ringgit      HSBC     Buy     12,000,000  3,403,000       7/30/10       97,634           --
New Zealand Dollar     DBAB     Sell       312,830    201,306       7/30/10           --      (18,494)
New Zealand Dollar     DBAB     Sell       311,640    200,182       8/03/10           --      (18,705)
New Zealand Dollar     BZWS     Sell       121,994     78,320       8/03/10           --       (7,365)
New Zealand Dollar     DBAB     Sell       123,469     78,884       8/04/10           --       (7,829)
New Zealand Dollar     BZWS     Sell        61,468     39,462       8/04/10           --       (3,707)
New Zealand Dollar     CITI     Sell       309,484    202,101       8/05/10           --      (15,234)
New Zealand Dollar     DBAB     Sell        91,809     59,841       8/05/10           --       (4,632)
New Zealand Dollar     CITI     Sell       121,200     79,206       8/06/10           --       (5,899)
New Zealand Dollar     FBCO     Sell        60,488     39,393       8/06/10           --       (3,081)
New Zealand Dollar     CITI     Sell       119,590     78,626       8/09/10           --       (5,327)
New Zealand Dollar     DBAB     Sell       120,130     79,021       8/09/10           --       (5,310)
New Zealand Dollar     FBCO     Sell       118,226     77,905       8/09/10           --       (5,090)
Poland Zloty           DBAB     Buy      5,016,264  1,201,040 EUR   8/09/10           --      (19,622)
Chilean Peso           DBAB     Buy    312,765,000    580,000       8/11/10       56,206           --
New Zealand Dollar     FBCO     Sell       118,433     78,655       8/11/10           --       (4,471)
Poland Zloty           DBAB     Buy     11,975,000  2,850,037 EUR   8/11/10           --      (21,646)
Malaysian Ringgit      HSBC     Buy        742,193    211,000       8/12/10        5,430           --
New Zealand Dollar     DBAB     Sell       111,196     72,633       8/12/10           --       (5,406)
Indian Rupee           JPHQ     Buy     21,609,000    441,000       8/13/10       16,595           --

Templeton Income Trust

Malaysian Ringgit      HSBC     Buy      3,538,668  1,004,000       8/13/10       27,877           --
Indian Rupee           DBAB     Buy     10,857,000    220,000       8/16/10        9,865           --
Malaysian Ringgit      HSBC     Buy        830,725    235,000       8/16/10        7,219           --
Brazilian Real         DBAB     Buy        239,000 11,607,513 JPY   8/17/10           --       (5,303)
Indian Rupee           HSBC     Buy     34,619,025    705,000       8/17/10       27,910           --
Israeli Shekel         CITI     Buy      1,035,000    273,130       8/17/10          213           --
Japanese Yen           UBSW     Sell    33,171,000    349,698       8/17/10           --      (34,949)
Brazilian Real         DBAB     Buy        176,000  8,474,400 JPY   8/18/10           --       (3,077)
Chilean Peso           JPHQ     Buy    125,885,900    230,000       8/18/10       26,165           --
Indian Rupee           JPHQ     Buy      4,183,700     85,000       8/18/10        3,566           --
Japanese Yen           JPHQ     Sell    16,483,000    174,849       8/18/10           --      (16,288)
New Zealand Dollar     DBAB     Sell     5,500,000  3,642,100       8/18/10           --     (215,878)
Brazilian Real         DBAB     Buy        265,000 12,456,590 JPY   8/19/10           --       (1,152)
Chilean Peso           JPHQ     Buy     43,134,000     78,000       8/19/10        9,778           --
Israeli Shekel         DBAB     Buy        104,000     27,397       8/19/10           69           --
Israeli Shekel         CITI     Buy      1,038,000    273,464       8/19/10          671           --
Japanese Yen           HSBC     Sell    16,407,000    174,394       8/19/10           --      (15,864)
Indian Rupee           DBAB     Buy     13,253,000    265,378       8/20/10       15,144           --
Israeli Shekel         CITI     Buy        397,200    103,922       8/20/10          978           --
Japanese Yen           DBAB     Sell    16,469,000    174,390       8/20/10           --      (16,590)
Japanese Yen           BZWS     Sell    16,448,000    174,648       8/20/10           --      (16,088)
Indian Rupee           DBAB     Buy     11,485,000    229,987       8/23/10       13,067           --
Israeli Shekel         CITI     Buy        677,800    177,751       8/23/10        1,254           --
Japanese Yen           CITI     Sell    32,863,000    349,300       8/23/10           --      (31,802)
Japanese Yen           FBCO     Sell    32,622,000    349,300       8/23/10           --      (29,007)
Japanese Yen           JPHQ     Sell    32,793,000    349,298       8/24/10           --      (30,996)
Japanese Yen           BZWS     Sell    32,684,000    349,300       8/24/10           --      (29,731)
New Zealand Dollar     FBCO     Sell       108,655     71,645       8/24/10           --       (4,531)
Japanese Yen           DBAB     Sell    16,255,000    174,653       8/25/10           --      (13,855)
New Zealand Dollar     DBAB     Sell       108,000     72,198       8/27/10           --       (3,499)
Brazilian Real         DBAB     Buy        177,000  8,269,971 JPY   8/31/10           --         (467)
Indian Rupee           DBAB     Buy      8,122,000    162,766       9/01/10        9,020           --
Japanese Yen           JPHQ     Sell    16,291,000    174,645       9/01/10           --      (14,302)
Brazilian Real         DBAB     Buy        265,000 12,252,805 JPY   9/02/10          725           --

Templeton Income Trust

Japanese Yen           HSBC     Sell    16,121,000    174,653       9/02/10           --      (12,325)
Japanese Yen           HSBC     Sell    24,279,000    261,972       9/09/10           --      (19,661)
Japanese Yen           DBAB     Sell    49,897,000    543,564       9/10/10           --      (35,244)
Japanese Yen           HSBC     Sell    24,196,000    261,975       9/10/10           --      (18,700)
Japanese Yen           UBSW     Sell    41,448,000    452,964       9/13/10           --      (27,860)
Brazilian Real         DBAB     Buy        398,000 18,557,665 JPY   9/15/10           --       (1,391)
Japanese Yen           UBSW     Sell    49,117,000    543,564       9/15/10           --      (26,245)
Japanese Yen           HSBC     Sell    32,977,000    362,377       9/15/10           --      (20,192)
Japanese Yen           BZWS     Sell    32,612,000    362,376       9/15/10           --      (15,958)
Japanese Yen           HSBC     Sell    48,915,000    543,560       9/16/10           --      (23,915)
Japanese Yen           DBAB     Sell    16,397,000    181,182       9/16/10           --       (9,044)
Japanese Yen           JPHQ     Sell    32,795,000    362,376       9/21/10           --      (18,121)
Japanese Yen           HSBC     Sell    16,260,000    181,190       9/21/10           --       (7,463)
Mexican Peso           DBAB     Sell    85,819,768  6,171,509       9/21/10           --     (195,251)
Indian Rupee           HSBC     Buy     12,806,000    259,941       9/24/10       10,519           --
Indian Rupee           DBAB     Buy     25,605,000    519,898       9/24/10       20,873           --
Japanese Yen           JPHQ     Sell   106,626,000  1,178,253       9/24/10           --      (58,916)
Swedish Krona          UBSW     Buy     12,242,000  1,216,234 EUR   9/24/10           --      (65,193)
Indian Rupee           JPHQ     Buy     12,717,000    259,955       9/27/10        8,574           --
Indian Rupee           DBAB     Buy     31,755,000    649,878       9/27/10       20,653           --
Japanese Yen           JPHQ     Sell    10,603,000    117,824       9/27/10           --       (5,208)
Swedish Krona          UBSW     Buy     12,230,000  1,216,201 EUR   9/27/10           --      (66,828)
Japanese Yen           JPHQ     Sell     8,858,000     98,433       9/28/10           --       (4,352)
Swedish Krona          DBAB     Buy      6,048,000    599,988 EUR   9/28/10           --      (30,871)
Indian Rupee           DBAB     Buy     25,543,000    519,906       9/29/10       19,385           --
Indian Rupee           JPHQ     Buy     29,309,000    597,878       9/29/10       20,925           --
Japanese Yen           JPHQ     Sell    14,763,000    164,052       9/29/10           --       (7,257)
Brazilian Real         DBAB     Buy      4,737,500  2,500,000      10/04/10       35,205           --
Euro                   DBAB     Sell     2,580,000  3,774,359      10/04/10           --      (88,059)
Euro                   UBSW     Sell     1,950,000  2,849,730      10/04/10           --      (69,540)
Malaysian Ringgit      DBAB     Buy     19,420,800  5,600,000      10/04/10       55,931           --
Philippine Peso        DBAB     Buy     36,272,000    751,814      10/04/10           --       (4,071)
Philippine Peso        HSBC     Buy     29,096,000    601,468      10/04/10           --       (1,658)
Swedish Krona          DBAB     Buy     17,870,125  1,753,572 EUR  10/04/10           --      (62,327)

Templeton Income Trust

Indian Rupee           JPHQ     Buy     20,335,000    415,000      10/05/10       14,171           --
Indian Rupee           DBAB     Buy     30,628,125    625,000      10/05/10       21,408           --
Philippine Peso        DBAB     Buy     43,367,000    902,182      10/05/10           --       (8,220)
Philippine Peso        HSBC     Buy     43,378,000    902,192      10/05/10           --       (8,003)
Euro                   UBSW     Sell       645,000    936,992      10/06/10           --      (28,586)
Philippine Peso        JPHQ     Buy     11,457,000    240,592      10/06/10           --       (4,430)
New Zealand Dollar     DBAB     Sell       500,000    354,500      10/07/10        5,519           --
Philippine Peso        DBAB     Buy     35,600,000    751,816      10/07/10           --      (18,031)
Euro                   UBSW     Sell       643,000    944,406      10/08/10           --      (18,150)
Philippine Peso        DBAB     Buy     28,487,000    601,448      10/08/10           --      (14,304)
Philippine Peso        HSBC     Buy     28,541,000    601,452      10/08/10           --      (13,194)
Philippine Peso        JPHQ     Buy     14,213,000    300,734      10/08/10           --       (7,791)
Philippine Peso        CITI     Buy     14,250,000    300,734      10/08/10           --       (7,028)
Philippine Peso        DBAB     Buy      8,482,000    180,430      10/12/10           --       (5,641)
Philippine Peso        JPHQ     Buy     51,957,000  1,108,348      10/13/10           --      (37,717)
Philippine Peso        HSBC     Buy     14,145,000    300,765      10/13/10           --       (9,292)
Philippine Peso        JPHQ     Buy      2,240,000     47,761      10/15/10           --       (1,608)
Chinese Yuan           HSBC     Buy      4,800,000    485,954 EUR  10/18/10           --      (17,034)
Philippine Peso        JPHQ     Buy      7,439,000    159,222      10/18/10           --       (5,969)
Philippine Peso        DBAB     Buy      3,748,000     79,609      10/19/10           --       (2,399)
Philippine Peso        DBAB     Buy     14,983,000    318,448      10/21/10           --       (9,824)
Philippine Peso        JPHQ     Buy      7,523,000    159,217      10/21/10           --       (4,256)
Philippine Peso        HSBC     Buy     24,334,000    510,682      10/25/10           --       (9,538)
Philippine Peso        DBAB     Buy     16,206,000    340,462      10/25/10           --       (6,709)
Philippine Peso        JPHQ     Buy      8,108,000    170,229      10/25/10           --       (3,249)
Euro                   DBAB     Sell     1,045,000  1,543,465      10/26/10           --      (20,481)
Euro                   BZWS     Sell     1,066,000  1,594,843      10/26/10           --         (532)
Indian Rupee           HSBC     Buy     20,938,000    440,429      10/26/10          882           --
Indian Rupee           DBAB     Buy     62,746,000  1,321,302      10/26/10        1,198           --
Norwegian Krone        BZWS     Buy     17,898,000  2,116,854 EUR  10/26/10           --      (68,285)
Philippine Peso        HSBC     Buy     21,042,000    442,588      10/26/10           --       (9,261)
Euro                   DBAB     Sell     1,265,730  1,893,939      10/27/10           --         (325)
Euro                   UBSW     Sell     4,280,000  6,409,514      10/27/10        4,158           --
Indian Rupee           HSBC     Buy     31,191,000    660,658      10/27/10           --       (3,286)

Templeton Income Trust

Philippine Peso        DBAB     Buy      6,504,000    136,181      10/28/10           --       (2,254)
Euro                   DBAB     Sell       138,000    203,840      11/02/10           --       (2,671)
Euro                   DBAB     Sell       519,000    763,034      11/03/10           --      (13,614)
Euro                   DBAB     Sell       398,000    583,568      11/05/10           --      (11,996)
Japanese Yen           CITI     Sell   207,713,767  2,295,629      11/08/10           --     (116,338)
Japanese Yen           BZWS     Sell   204,044,000  2,278,357      11/10/10           --      (91,079)
Japanese Yen           BZWS     Sell   266,734,000  2,976,776      11/12/10           --     (120,748)
Japanese Yen           UBSW     Sell   206,868,600  2,310,632      11/12/10           --      (91,688)
Japanese Yen           DBAB     Sell    98,350,000  1,097,963      11/15/10           --      (44,214)
Japanese Yen           JPHQ     Sell    49,112,000    548,983      11/16/10           --      (21,384)
Japanese Yen           BZWS     Sell    23,675,000    263,509      11/16/10           --      (11,442)
Chilean Peso           JPHQ     Buy  4,234,440,000  8,520,000      11/17/10       79,085           --
Euro                   UBSW     Sell     8,678,696 12,925,339      11/17/10           --      (59,187)
Japanese Yen           BZWS     Sell    98,062,000  1,097,959      11/17/10           --      (40,913)
Japanese Yen           UBSW     Sell    39,232,000    439,181      11/17/10           --      (16,452)
Japanese Yen           HSBC     Sell    25,664,000    285,476      11/17/10           --      (12,581)
Japanese Yen           BZWS     Sell   136,747,000  1,537,153      11/18/10           --      (51,026)
Malaysian Ringgit      JPHQ     Buy     35,805,300 10,650,000      11/18/10           --     (233,020)
Japanese Yen           BZWS     Sell   154,516,000  1,756,747      11/29/10           --      (38,145)
Japanese Yen           BOFA     Sell   106,050,000  1,196,784      11/29/10           --      (35,117)
Japanese Yen           CITI     Sell    38,352,000    439,187      11/29/10           --       (6,318)
Norwegian Krone        UBSW     Buy      9,832,000  1,149,901 EUR  11/29/10           --      (20,739)
Swedish Krona          UBSW     Buy     15,700,000  1,519,727 EUR  11/29/10           --      (22,624)
Philippine Peso        HSBC     Buy     80,979,500  1,700,000      11/30/10           --      (35,109)
Australian Dollar      DBAB     Buy      1,042,000    908,624      12/01/10        5,915           --
Euro                   UBSW     Sell       425,000    632,719      12/01/10           --       (3,015)
Euro                   DBAB     Sell       425,000    633,140      12/01/10           --       (2,594)
Japanese Yen           DBAB     Sell    95,091,000  1,097,960      12/01/10           --       (6,677)
Norwegian Krone        UBSW     Buy      3,180,000    368,696 EUR  12/01/10           --       (1,939)
Philippine Peso        HSBC     Buy     28,530,000    600,000      12/01/10           --      (13,832)
Mexican Peso           CITI     Sell       798,000     58,759      12/02/10           --         (237)
                                                                              ----------  ------------
   Unrealized appreciation (depreciation)                                      1,807,734   (4,632,618)
                                                                              ----------  ------------
      Net unrealized appreciation (depreciation)                                          $(2,824,884)
                                                                                          ------------

Templeton Income Trust

At November 30, 2009 the Fund had the following interest rate swap contracts outstanding. See Note 3.

                PAY/RECEIVE    FIXED                                 NOTIONAL          EXPIRATION    UNREALIZED     UNREALIZED
COUNTERPARTY   FLOATING RATE    RATE         FLOATING RATE          AMOUNT(a)             DATE      APPRECIATION   DEPRECIATION
------------   -------------   -----   -------------------------   -----------         ----------   ------------   ------------
JPHQ                Pay         5.70%  Tasa Nominal Annual Rate    253,000,000   CLP    12/19/18       $18,009       $     --
CITI                Pay         7.70%  MXN Interbank
                                       Equilibrium Interest Rate     1,400,000   MXN     1/11/19            --         (2,712)
CITI                Pay         7.67%  MXN Interbank
                                       Equilibrium Interest Rate     1,800,000   MXN     1/12/19            --         (3,808)
CITI                Pay         7.84%  MXN Interbank
                                       Equilibrium Interest Rate     1,200,000   MXN     1/15/19            --           (983)
CITI                Pay         7.87%  MXN Interbank
                                       Equilibrium Interest Rate     1,600,000   MXN     1/16/19            --         (1,058)
CITI                Pay         8.00%  MXN Interbank
                                       Equilibrium Interest Rate     1,130,000   MXN     1/18/19            --            (19)
JPHQ                Pay         8.06%  MXN Interbank
                                       Equilibrium Interest Rate     1,800,000   MXN     1/22/19           396             --
CITI                Pay         8.07%  MXN Interbank
                                       Equilibrium Interest Rate     5,650,000   MXN     1/22/19         1,537             --
JPHQ                Pay         8.17%  MXN Interbank
                                       Equilibrium Interest Rate     4,100,000   MXN    11/23/28            --        (13,605)
JPHQ                Pay         8.32%  MXN Interbank
                                       Equilibrium Interest Rate     2,690,000   MXN      1/9/29            --         (5,664)
CITI                Pay         9.05%  MXN Interbank
                                       Equilibrium Interest Rate     3,250,000   MXN      2/2/29        11,203             --
                                                                                                      --------       --------
Unrealized appreciation (depreciation)                                                                  31,145        (27,849)
                                                                                                      --------       --------
Net unrealized appreciation (depreciation)                                                            $  3,296
                                                                                                      ========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY

AUD     Australian Dollar
BRL     Brazilian Real
CLP     Chilean Peso
EGP     Egyptian Pound
EUR     Euro
GHS     Ghana Cedi
IDR     Indonesian Rupiah
ILS     New Israeli Shekel
JPY     Japanese Yen
KRW     South Korean Won
LKR     Sri Lankan Rupee
MXN     Mexican Peso
NOK     Norwegian Krone
NZD     New Zealand Dollar
PLN     Polish Zloty
SEK     Swedish Krona

SELECTED PORTFOLIO

AMBAC   America Municipal Bond Assurance Corp.
BHAC    Bershire Hathaway Assurance Corp.
FSA     Financial Security Assurance Corp.
FRN     Floating Rate Note
GO      General Obligation
ID      Improvement District
ISD     Independent School District
MTA     Metropolitan Transit Authority
NATL    National Public Financial Guarantee Corp.

Templeton Income Trust

USD    Unified/Union School District

COUNTERPARTY

BOFA   Bank of America N.A
BZWS   Barclays Bank PLC
CITI   Citibank N.A.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA
JPHQ   JPMorgan Chase Bank, N.A.
UBSW   UBS AG

Templeton Income Trust

                                                                                            PRINCIPAL
       TEMPLETON INTERNATIONAL BOND FUND                                                    AMOUNT(a)               VALUE
       ---------------------------------                                                  -------------          -----------
       BONDS 74.9%
       ARGENTINA 1.0%
(b, c) Government of Argentina, senior bond, FRN, 0.943%, 8/03/12                            1,588,000           $   501,014
                                                                                                                 -----------
       AUSTRALIA 6.0%
(d)    Government of Australia, TB123, 5.75%, 4/15/12                                          555,000     AUD       521,375
       New South Wales Treasury Corp., senior note, 5.50%, 3/01/17                             296,000     AUD       266,143
       Queensland Treasury Corp.,
          11, 6.00%, 6/14/11                                                                   925,000     AUD       863,937
          13, 6.00%, 8/14/13                                                                 1,268,000     AUD     1,187,984
          17, 6.00%, 9/14/17                                                                   100,000     AUD        92,598
(e)       144A, 7.125%, 9/18/17                                                                230,000     NZD       173,662
                                                                                                                 -----------
                                                                                                                   3,105,699
                                                                                                                 -----------
       BRAZIL 5.1%
       Nota Do Tesouro Nacional,
          9.609%, 1/01/12                                                                        1,665(f)  BRL       918,657
          9.609%, 1/01/17                                                                          650(f)  BRL       317,203
(g)       Index Linked, 6.00%, 5/15/15                                                           1,395(f)  BRL     1,425,006
                                                                                                                 -----------
                                                                                                                   2,660,866
                                                                                                                 -----------
       CANADA 1.3%
       Province of Manitoba, 6.375%, 9/01/15                                                    20,000     NZD        14,444
       Province of Ontario, 6.25%, 6/16/15                                                     901,000     NZD       661,393
                                                                                                                 -----------
                                                                                                                     675,837
                                                                                                                 -----------
       GERMANY 2.5%
       KfW Bankengruppe,
          4.66%, 1/05/12                                                                     4,000,000     NOK       733,978
          senior note, 7.25%, 2/22/10                                                          474,000     NZD       342,602
          senior note, 6.375%, 2/17/15                                                         130,000     NZD        96,819
       Landwirtschaftliche Rentenbank, senior note, 8.50%, 2/22/16                           1,825,000     MXN       144,029
                                                                                                                 -----------
                                                                                                                   1,317,428
                                                                                                                 -----------
       HUNGARY 1.8%
       Government of Hungary,
          3.50%, 7/18/16                                                                        25,000     EUR        34,946
          4.375%, 7/04/17                                                                      150,000     EUR       218,910
          5.75%, 6/11/18                                                                       395,000     EUR       614,510
          senior note, 3.875%, 2/24/20                                                          55,000     EUR        72,831
                                                                                                                 -----------
                                                                                                                     941,197
                                                                                                                 -----------
       INDONESIA 6.0%
       Government of Indonesia,
          FR31, 11.00%, 11/15/20                                                           418,000,000     IDR        46,088
          FR34, 12.80%, 6/15/21                                                          1,751,000,000     IDR       213,898
          FR35, 12.90%, 6/15/22                                                          1,670,000,000     IDR       204,445
          FR40, 11.00%, 9/15/25                                                          1,060,000,000     IDR       113,792
          FR42, 10.25%, 7/15/27                                                          5,447,000,000     IDR       550,173
          FR43, 10.25%, 7/15/22                                                             95,000,000     IDR         9,771
          FR44, 10.00%, 9/15/24                                                             63,000,000     IDR         6,297
          FR46, 9.50%, 7/15/23                                                           2,590,000,000     IDR       249,960
          FR47, 10.00%, 2/15/28                                                          4,502,000,000     IDR       444,010
          FR49, 9.00%, 9/15/13                                                             340,000,000     IDR        36,140
          FR52, 10.50%, 8/15/30                                                          7,100,000,000     IDR       722,766
(e)       senior bond, 144A, 8.50%, 10/12/35                                                   100,000               118,125
(e)       senior bond, 144A, 7.75%, 1/17/38                                                    100,000               108,800
(e)       senior note, 144A, 11.625%, 3/04/19                                                  210,000               296,733
                                                                                                                 -----------
                                                                                                                   3,120,998
                                                                                                                 -----------
       ISRAEL 1.9%
       Government of Israel, 2680, 7.00%, 4/29/11                                            3,435,000     ILS       968,238
                                                                                                                 -----------

Templeton Income Trust

       LITHUANIA 1.7%
(e)    Government of Lithuania, 144A, 6.75%, 1/15/15                                            870,000          $   879,787
                                                                                                                 -----------
       MALAYSIA 1.9%
       Government of Malaysia,
          3.644%, 8/25/10                                                                        90,000    MYR        26,791
          3.756%, 4/28/11                                                                     2,515,000    MYR       754,725
          3.833%, 9/28/11                                                                       530,000    MYR       159,655
          3.814%, 2/15/17                                                                        55,000    MYR        15,999
                                                                                                                 -----------
                                                                                                                     957,170
                                                                                                                 -----------
       MEXICO 4.1%
       Government of Mexico,
          MI10, 9.00%, 12/20/12                                                                     800(h) MXN         6,583
          MI10, 8.00%, 12/19/13                                                                   2,300(h) MXN        18,384
          M 10, 8.00%, 12/17/15                                                                  25,000(h) MXN       197,999
          M 20, 8.00%, 12/07/23                                                                  53,000(h) MXN       406,827
          M 20, 10.00%, 12/05/24                                                                 34,000(h) MXN       306,735
          M 20, 7.50%, 6/03/27                                                                  117,000(h) MXN       838,308
          M 30, 10.00%, 11/20/36                                                                 40,000(h) MXN       360,622
                                                                                                                 -----------
                                                                                                                   2,135,458
                                                                                                                 -----------
       NORWAY 3.7%
       Government of Norway, 6.00%, 5/16/11                                                  10,470,000    NOK     1,939,902
                                                                                                                 -----------
       POLAND 6.6%
       Government of Poland,
          4.25%, 5/24/11                                                                         90,000    PLN        32,361
          4.75%, 4/25/12                                                                      4,860,000    PLN     1,748,179
          5.75%, 4/25/14                                                                        690,000    PLN       249,861
          6.25%, 10/24/15                                                                       305,000    PLN       112,425
          5.75%, 9/23/22                                                                      1,500,000    PLN       519,512
(i)       0112, Strip, 1/25/12                                                                  780,000    PLN       254,120
          1013, 5.00%, 10/24/13                                                                  90,000    PLN        31,968
          senior note, 6.375%, 7/15/19                                                          440,000              488,784
                                                                                                                 -----------
                                                                                                                   3,437,210
                                                                                                                 -----------
       QATAR 0.4%
(e)    Government of Qatar, senior note, 144A, 6.55%, 4/09/19                                   170,000              187,748
                                                                                                                 -----------
       RUSSIA 2.3%
       Government of Russia,                                                                   597,840               675,649
(e)       144A, 7.50%, 3/31/30
(j)       senior bond, Reg S, 7.50%, 3/31/30                                                    446,500              504,612
                                                                                                                 -----------
                                                                                                                   1,180,261
                                                                                                                 -----------
       SOUTH AFRICA 1.9%

       Government of South Africa,
          5.25%, 5/16/13                                                                         50,000    EUR        77,880
          4.50%, 4/05/16                                                                        100,000    EUR       148,337
          6.875%, 5/27/19                                                                       455,000              507,894
          senior note, 6.50%, 6/02/14                                                            25,000               27,583
          senior note, 5.875%, 5/30/22                                                          200,000              203,875
                                                                                                                 -----------
                                                                                                                     965,569
                                                                                                                 -----------
       SOUTH KOREA 13.6%
       Korea Treasury Bond,
          0400-1206, 4.00%, 6/10/12                                                       5,255,170,000    KRW     4,498,529
          0475-1112, 4.75%, 12/10/11                                                        695,600,000    KRW       605,720
          0475-1203, 4.75%, 3/10/12                                                         220,000,000    KRW       191,475
          0500-1609, 5.00%, 9/10/16                                                          16,000,000    KRW        13,680
          0525-1209, 5.25%, 9/10/12                                                         816,000,000    KRW       718,608
          0525-1303, 5.25%, 3/10/13                                                          24,750,000    KRW        21,799
          0550-1106, 5.50%, 6/10/11                                                         585,930,000    KRW       517,641
          0575-1309, 5.75%, 9/10/13                                                         220,000,000    KRW       196,922
          senior note, 7.125%, 4/16/19                                                          260,000              309,453
                                                                                                                 -----------
                                                                                                                   7,073,827
                                                                                                                 -----------

Templeton Income Trust

       SRI LANKA 1.5%
       Government of Sri Lanka, A,
          8.50%, 1/15/13                                                                     13,400,000    LKR   $   112,293
          13.50%, 2/01/13                                                                    13,100,000    LKR       124,927
          11.25%, 7/15/14                                                                    34,600,000    LKR       309,799
          11.00%, 8/01/15                                                                    26,300,000    LKR       232,636
                                                                                                                 -----------
                                                                                                                     779,655
                                                                                                                 -----------
(K)    SUPRANATIONAL 2.1%
       Corporacion Andina De Fomento, 8.125%, 6/04/19                                           240,000              285,420
       European Investment Bank, senior note,                                                 3,900,000    NOK       723,939
          5.375%, 7/16/12
          1612/37, 6.50%, 9/10/14                                                               110,000    NZD        81,677
                                                                                                                 -----------
                                                                                                                   1,091,036
                                                                                                                 -----------
       SWEDEN 6.3%
       Government of Sweden, 5.25%, 3/15/11                                                  21,585,000    SEK     3,283,161
                                                                                                                 -----------
       UNITED ARAB EMIRATES 0.4%
(e)    Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19                                               170,000              187,944
                                                                                                                 -----------
       VENEZUELA 2.8%
       Government of Venezuela,
          10.75%, 9/19/13                                                                       305,000              282,125
(j)       senior bond, Reg S, 5.375%, 8/07/10                                                   165,000              162,112
(d)    Petroleos de Venezuela SA, senior bond, zero cpn., 7/10/11                             1,240,000              993,550
                                                                                                                 -----------
                                                                                                                   1,437,787
                                                                                                                 -----------
       TOTAL BONDS (COST $36,260,237)                                                                             38,827,792
                                                                                                                 -----------
       SHORT TERM INVESTMENTS 25.0%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.1%
       ISRAEL 0.8%
(i)    Israel Treasury Bill, 10/6/10                                                          1,580,000    ILS       411,535
                                                                                                                 -----------
       MALAYSIA 0.3%
       Government of Malaysia, 3.869%, 4/13/10                                                  490,000    MYR       145,237
                                                                                                                 -----------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $557,235)                                                556,772
                                                                                                                 -----------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $36,817,472)                                             39,384,564
                                                                                                                 -----------

                                                                                              SHARES
                                                                                          -------------
       MONEY MARKET FUNDS (COST $12,429,586) 23.9%
       UNITED STATES 23.9%
(l)    Institutional Fiduciary Trust Money Market Portfolio, 0.00%                           12,429,586           12,429,586
                                                                                                                 -----------
       TOTAL INVESTMENTS (COST $49,247,058) 99.9%                                                                 51,814,150
       OTHER ASSETS, LESS LIABILITIES 0.1%                                                                            36,418
                                                                                                                 -----------
       NET ASSETS 100.0%                                                                                         $51,850,568
                                                                                                                 ===========

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  A portion or all of the security purchased on a delayed delivery basis.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $2,628,448, representing 5.07% of net assets.

(f)  Principal amount is stated in 1,000 Brazilian Real Units.

(g)  Redemption price at maturity is adjusted for inflation.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i)  The security is traded on a discount basis with no stated coupon rate.

Templeton Income Trust

(j) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2009, the aggregate value of these securities was $666,724, representing 1.29% of net assets.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l) The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

At November 30, 2009, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                    Contract     Settlement  Unrealized   Unrealized
Currency           Counterparty Type    Quantity   Amount(a)        Date    Appreciation Depreciation
--------           ------------ ---- ------------- ---------     ---------- ------------ ------------
Mexican Peso           CITI     Sell       884,000    65,252      12/01/09    $     --   $    (3,086)
Mexican Peso           CITI     Buy        884,000    68,532      12/01/09          --          (195)
New Zealand Dollar     BZWS     Sell       290,866   179,755      12/02/09          --       (28,516)
New Zealand Dollar     DBAB     Sell        75,222    45,755      12/02/09          --        (8,107)
New Zealand Dollar     FBCO     Sell        24,823    15,353      12/02/09          --        (2,422)
New Zealand Dollar     FBCO      Buy        24,823    17,749      12/02/09         298            --
New Zealand Dollar     BZWS      Buy       290,866   207,678      12/02/09       3,780            --
New Zealand Dollar     DBAB      Buy        75,222    53,821      12/02/09         865            --
Chinese Yuan           HSBC      Buy       265,000    28,773 EUR  12/04/09          --        (4,379)
Chinese Yuan           HSBC      Buy       210,000    28,728      12/04/09       2,033            --
Malaysian Ringgit      JPHQ      Buy       315,576    85,789      12/04/09       7,097            --
Indonesian Rupiah      JPHQ      Buy 3,556,000,000   254,000      12/07/09     121,564            --
Euro                   UBSW     Sell         4,392     5,553      12/08/09          --        (1,040)
Chinese Yuan           JPHQ      Buy       157,553    22,348      12/14/09         734            --
Chinese Yuan           HSBC      Buy       316,001    44,696      12/14/09       1,598            --
Chinese Yuan           HSBC      Buy       317,225    44,842      12/15/09       1,632            --
Chinese Yuan           JPHQ      Buy       316,135    44,842      12/15/09       1,473            --
Chinese Yuan           HSBC      Buy       371,083    52,729      12/16/09       1,636            --
Malaysian Ringgit      JPHQ      Buy       187,321    52,729      12/16/09       2,373            --
Chinese Yuan           HSBC      Buy       130,906    18,516      12/17/09         663            --
Malaysian Ringgit      JPHQ      Buy        66,286    18,516      12/17/09         982            --
Mexican Peso           DBAB     Sell     1,767,862   128,088      12/17/09          --        (8,277)
Chinese Yuan           HSBC      Buy       393,711    55,547      12/18/09       2,135            --
Malaysian Ringgit      JPHQ      Buy        79,321    22,219      12/21/09       1,109            --
Malaysian Ringgit      HSBC      Buy        51,503    14,812      12/23/09         332            --
Malaysian Ringgit      HSBC      Buy        58,271    16,664      12/28/09         467            --
Euro                   DBAB     Sell       196,400   275,402       1/04/10          --       (19,419)
Euro                   DBAB     Sell        86,000   119,282       1/11/10          --        (9,812)
Euro                   UBSW     Sell        80,000   110,758       1/11/10          --        (9,329)
Malaysian Ringgit      DBAB      Buy       157,442    44,325       1/11/10       1,933            --
Euro                   UBSW     Sell        32,570    45,767       1/13/10          --        (3,123)
Euro                   CITI     Sell        32,570    45,789       1/13/10          --        (3,101)
Mexican Peso           DBAB     Sell     1,263,000    90,821       1/13/10          --        (6,258)
Philippine Peso        JPHQ      Buy    22,451,000   481,087       1/13/10          --        (7,766)
Euro                   BZWS     Sell        40,087    56,322       1/14/10          --        (3,851)

Templeton Income Trust

Euro                   DBAB     Sell       105,000   146,671       1/15/10          --       (10,941)
Euro                   UBSW     Sell        42,592    59,518       1/15/10          --        (4,415)
Euro                   JPHQ     Sell        22,549    31,445       1/15/10          --        (2,403)
Philippine Peso        HSBC      Buy     2,981,000    64,039       1/15/10          --        (1,205)
Philippine Peso        DBAB      Buy     1,700,000    36,591       1/15/10          --          (758)
Euro                   CITI     Sell        48,798    68,688       1/19/10          --        (4,560)
Euro                   BZWS     Sell        32,570    45,875       1/19/10          --        (3,014)
Philippine Peso        JPHQ      Buy     4,246,000    91,497       1/19/10          --        (2,035)
Philippine Peso        DBAB      Buy     1,064,000    22,877       1/19/10          --          (459)
Mexican Peso           DBAB     Sell       303,633    22,289       1/20/10          --        (1,029)
Mexican Peso           DBAB      Buy       303,633    20,467       1/20/10       2,851            --
Mexican Peso           HSBC     Sell     4,515,918   331,412       1/21/10          --       (15,353)
Mexican Peso           HSBC      Buy     4,515,918   307,010       1/21/10      39,754            --
Euro                   DBAB     Sell        81,000   114,904       1/25/10          --        (6,678)
Euro                   UBSW     Sell        57,624    81,963       1/25/10          --        (4,531)
Euro                   CITI     Sell       111,900   159,773       1/27/10          --        (8,189)
Mexican Peso           DBAB     Sell       167,000    12,344       1/27/10          --          (470)
New Zealand Dollar     DBAB     Sell       488,000   315,834       1/28/10          --       (32,137)
Euro                   DBAB     Sell       516,000   729,330       1/29/10          --       (45,183)
Euro                   UBSW     Sell        86,000   120,680       1/29/10          --        (8,406)
Mexican Peso           CITI     Sell       892,000    65,434       1/29/10          --        (2,992)
Mexican Peso           DBAB     Sell       290,000    21,282       1/29/10          --          (964)
New Zealand Dollar     UBSW     Sell       117,412    76,424       1/29/10          --        (7,292)
Singapore Dollar       HSBC     Sell       818,000   545,501       1/29/10          --       (45,048)
Singapore Dollar       BZWS     Sell       205,000   136,231       1/29/10          --       (11,767)
Singapore Dollar       UBSW     Sell       205,000   136,250       1/29/10          --       (11,749)
Singapore Dollar       HSBC      Buy       818,000   589,985       1/29/10         565            --
Singapore Dollar       UBSW      Buy       205,000   146,968       1/29/10       1,030            --
Singapore Dollar       BZWS      Buy       205,000   147,090       1/29/10         908            --
New Zealand Dollar     DBAB     Sell       179,187    90,586       2/02/10          --       (37,140)
Singapore Dollar       HSBC     Sell       205,000   136,424       2/02/10          --       (11,570)
Singapore Dollar       BZWS     Sell        82,000    54,558       2/02/10          --        (4,640)
Singapore Dollar       HSBC      Buy       205,000   147,551       2/02/10         442            --
Singapore Dollar       BZWS      Buy        82,000    58,836       2/02/10         361            --
Mexican Peso           CITI     Sell     2,982,100   219,587       2/03/10          --        (9,028)
Mexican Peso           CITI      Buy     2,982,100   198,763       2/03/10      29,852            --
New Zealand Dollar     DBAB     Sell       186,524    93,131       2/03/10          --       (39,815)
Singapore Dollar       HSBC     Sell       257,000   170,652       2/03/10          --       (14,880)
Singapore Dollar       HSBC      Buy       257,000   184,979       2/03/10         553            --
Euro                   DBAB     Sell       462,000   653,896       2/04/10          --       (39,539)
Mexican Peso           HSBC     Sell     2,510,000   184,163       2/04/10          --        (8,235)
Mexican Peso           UBSW     Sell     2,000,000   146,690       2/04/10          --        (6,616)

Templeton Income Trust

Mexican Peso           UBSW      Buy     2,000,000   132,253       2/04/10      21,052            --
Mexican Peso           HSBC      Buy     2,510,000   165,742       2/04/10      26,656            --
Singapore Dollar       HSBC     Sell       258,000   170,369       2/04/10          --       (15,883)
Singapore Dollar       HSBC      Buy       258,000   184,871       2/04/10       1,381            --
Mexican Peso           DBAB     Sell     1,989,739   147,881       2/05/10          --        (4,619)
Singapore Dollar       HSBC     Sell       206,000   136,437       2/05/10          --       (12,274)
Singapore Dollar       HSBC      Buy       206,000   147,610       2/05/10       1,102            --
Singapore Dollar       JPHQ     Sell       162,000   107,605       2/08/10          --        (9,340)
Singapore Dollar       JPHQ      Buy       162,000   116,162       2/08/10         783            --
Singapore Dollar       JPHQ     Sell       206,000   136,804       2/09/10          --       (11,902)
Singapore Dollar       JPHQ      Buy       206,000   148,106       2/09/10         601            --
Euro                   UBSW     Sell       172,000   243,997       2/11/10          --       (14,155)
Singapore Dollar       BZWS     Sell        81,500    54,638       2/11/10          --        (4,194)
Singapore Dollar       BZWS      Buy        81,500    58,378       2/11/10         454            --
Malaysian Ringgit      DBAB      Buy       272,835    75,161       2/12/10       4,897            --
New Zealand Dollar     HSBC     Sell        20,321    10,555       2/12/10          --        (3,920)
South Korean Won       HSBC      Buy   121,000,000    88,971       2/12/10      14,668            --
Malaysian Ringgit      HSBC      Buy        69,000    18,922       2/17/10       1,320            --
New Zealand Dollar     HSBC     Sell        27,121    13,566       2/22/10          --        (5,740)
Malaysian Ringgit      JPHQ      Buy       900,000   242,424       2/25/10      21,529            --
Chilean Peso           DBAB      Buy    91,511,875   150,266       3/12/10      35,264            --
Indian Rupee           DBAB      Buy     5,455,800   204,261 NZD   3/15/10          --       (28,461)
Singapore Dollar       DBAB     Sell       148,000    96,235       3/18/10          --       (10,575)
Singapore Dollar       DBAB      Buy       148,000   106,549       3/18/10         261            --
Singapore Dollar       DBAB     Sell       222,000   144,610       3/19/10          --       (15,604)
Singapore Dollar       DBAB      Buy       222,000   158,323       3/19/10       1,891            --
Mexican Peso           CITI     Sell       691,490    51,126       3/22/10          --        (1,553)
Singapore Dollar       DBAB     Sell       295,000   192,398       3/22/10          --       (20,495)
Singapore Dollar       DBAB      Buy       295,000   212,374       3/22/10         519            --
Singapore Dollar       UBSW     Sell       268,000   176,449       3/23/10          --       (16,958)
Singapore Dollar       UBSW      Buy       268,000   193,111       3/23/10         296            --
Australian Dollar      BZWS     Sell        32,950    22,411       3/24/10          --        (7,401)
Singapore Dollar       JPHQ     Sell        73,000    48,380       3/31/10          --        (4,300)
Singapore Dollar       JPHQ      Buy        73,000    52,337       3/31/10         342            --
Indian Rupee           DBAB      Buy     2,207,000    42,652       4/09/10       4,475            --
Indian Rupee           DBAB      Buy     4,732,000    91,387       4/12/10       9,636            --
Indian Rupee           JPHQ      Buy     3,179,000    60,935       4/13/10       6,928            --
Indian Rupee           JPHQ      Buy     3,120,000    60,926       4/15/10       5,669            --
Indian Rupee           DBAB      Buy     1,094,000    21,326       4/19/10       2,019            --
Indian Rupee           JPHQ      Buy     1,559,000    30,557       4/19/10       2,710            --
Malaysian Ringgit      JPHQ      Buy        57,051    15,759       4/19/10         940            --
Malaysian Ringgit      JPHQ      Buy       163,000    45,395       4/20/10       2,312            --

Templeton Income Trust

Chilean Peso           CITI      Buy   134,651,000   229,506       4/23/10      43,393            --
Chilean Peso           CITI      Buy   131,482,000   224,311       4/26/10      42,159            --
Indian Rupee           DBAB      Buy     2,216,000    42,762       4/26/10       4,500            --
Chilean Peso           JPHQ      Buy   103,971,000   177,683       4/27/10      33,030            --
Chilean Peso           CITI      Buy   104,344,000   177,682       4/27/10      33,786            --
Indian Rupee           JPHQ      Buy       316,000     6,106       4/27/10         633            --
Chilean Peso           UBSW      Buy    20,984,000    35,536       4/28/10       6,991            --
Chilean Peso           CITI      Buy   167,590,000   284,292       4/28/10      55,352            --
Indian Rupee           JPHQ      Buy     1,569,000    30,555       4/28/10       2,904            --
Peruvian Nuevo Sol     DBAB      Buy       178,448    57,536       4/29/10       4,324            --
Indian Rupee           JPHQ      Buy     1,570,000    30,545       4/30/10       2,931            --
Peruvian Nuevo Sol     DBAB      Buy        70,000    23,404       5/10/10         861            --
Peruvian Nuevo Sol     DBAB      Buy       130,618    42,563       5/18/10       2,711            --
Indian Rupee           DBAB      Buy     3,003,000    61,187       6/01/10       2,701            --
New Zealand Dollar     DBAB     Sell       174,395   121,813       6/01/10          --        (1,356)
New Zealand Dollar     UBSW     Sell       175,451   122,567       6/01/10          --        (1,348)
New Zealand Dollar     CITI     Sell        99,257    69,220       6/01/10          --          (882)
Indian Rupee           HSBC      Buy        89,000     1,835       6/02/10          58            --
New Zealand Dollar     BZWS     Sell       145,433   102,426       6/02/10          --        (1,868)
New Zealand Dollar     DBAB     Sell        75,222    53,080       6/02/10          --          (863)
New Zealand Dollar     FBCO     Sell        24,823    17,501       6/02/10          --          (301)
Indian Rupee           HSBC      Buy       441,000     9,188       6/03/10         193            --
Indian Rupee           HSBC      Buy     2,941,000    61,194       6/04/10       1,363            --
Poland Zloty           DBAB      Buy       259,000    56,934 EUR   6/04/10       6,935            --
Indian Rupee           DBAB      Buy     1,470,000    30,587       6/07/10         675            --
Poland Zloty           DBAB      Buy       245,000    53,373 EUR   6/07/10       7,270            --
Indian Rupee           HSBC      Buy       590,000    12,228       6/08/10         319            --
Indian Rupee           DBAB      Buy       742,000    15,394       6/08/10         385            --
Poland Zloty           CITI      Buy        98,000    21,278 EUR   6/08/10       3,013            --
Mexican Peso           DBAB     Sell     1,448,433   103,841       6/09/10          --        (5,265)
New Zealand Dollar     BZWS     Sell       145,433   102,365       6/09/10          --        (1,861)
Indian Rupee           DBAB      Buy       599,000    12,312       6/10/10         424            --
Indian Rupee           HSBC      Buy       600,000    12,308       6/11/10         449            --
Indian Rupee           BZWS      Buy       895,000    18,454       6/11/10         575            --
Indian Rupee           DBAB      Buy     1,499,000    30,774       6/16/10       1,086            --
Indian Rupee           DBAB      Buy     1,365,000    27,688       6/21/10       1,315            --
Indian Rupee           JPHQ      Buy     1,388,000    28,154       6/22/10       1,336            --
Swedish Krona          CITI      Buy     4,902,115   447,000 EUR   6/22/10      33,268            --
Indian Rupee           DBAB      Buy     2,100,000    42,224       6/24/10       2,388            --
Indian Rupee           HSBC      Buy     1,410,000    28,144       6/25/10       1,808            --
Swedish Krona          UBSW      Buy       962,000    86,489 EUR   6/28/10       8,382            --
Swedish Krona          UBSW      Buy       699,000    63,081 EUR   6/29/10       5,736            --

Templeton Income Trust

Chilean Peso           DBAB      Buy   226,696,000   430,000       7/02/10      30,148            --
Indian Rupee           DBAB      Buy    21,061,400   430,000       7/06/10      17,078            --
Indian Rupee           JPHQ      Buy     1,395,000    28,142       7/09/10       1,465            --
Indian Rupee           DBAB      Buy     1,394,000    28,145       7/09/10       1,441            --
Malaysian Ringgit      DBAB      Buy       124,120    34,911       7/09/10       1,319            --
Indian Rupee           DBAB      Buy       704,000    14,066       7/12/10         872            --
Indian Rupee           JPHQ      Buy       847,000    16,887       7/12/10       1,086            --
Malaysian Ringgit      DBAB      Buy       157,210    44,063       7/12/10       1,822            --
Malaysian Ringgit      JPHQ      Buy        53,000    14,765       7/13/10         704            --
Malaysian Ringgit      DBAB      Buy     1,514,460   428,055       7/30/10      13,742            --
New Zealand Dollar     DBAB     Sell       291,211   187,394       7/30/10          --       (17,216)
South Korean Won       DBAB      Buy 1,081,200,000   869,132       7/30/10      53,781            --
New Zealand Dollar     DBAB     Sell       290,103   186,348       8/03/10          --       (17,412)
New Zealand Dollar     BZWS     Sell       113,563    72,908       8/03/10          --        (6,856)
New Zealand Dollar     DBAB     Sell       114,936    73,433       8/04/10          --        (7,288)
New Zealand Dollar     BZWS     Sell        57,220    36,735       8/04/10          --        (3,451)
New Zealand Dollar     HSBC     Sell       656,000   424,301       8/05/10          --       (36,374)
New Zealand Dollar     CITI     Sell       288,096   188,134       8/05/10          --       (14,181)
New Zealand Dollar     DBAB     Sell        85,464    55,705       8/05/10          --        (4,312)
New Zealand Dollar     CITI     Sell       112,825    73,733       8/06/10          --        (5,491)
New Zealand Dollar     FBCO     Sell        56,308    36,671       8/06/10          --        (2,868)
New Zealand Dollar     FBCO     Sell       235,056   154,549       8/09/10          --       (10,461)
New Zealand Dollar     CITI     Sell       111,326    73,192       8/09/10          --        (4,959)
New Zealand Dollar     DBAB     Sell       111,828    73,560       8/09/10          --        (4,943)
New Zealand Dollar     FBCO     Sell       110,249    73,220       8/11/10          --        (4,162)
New Zealand Dollar     DBAB     Sell       229,511   149,564       8/12/10          --       (11,511)
New Zealand Dollar     DBAB     Sell        58,000    37,648       8/13/10          --        (3,054)
New Zealand Dollar     DBAB     Sell        62,000    40,926       8/16/10          --        (2,571)
Brazilian Real         DBAB      Buy       109,000 5,293,803 JPY   8/17/10          --        (2,418)
Israeli Shekel         CITI      Buy       414,000   109,252       8/17/10          85            --
Japanese Yen           UBSW     Sell    15,167,000   159,895       8/17/10          --       (15,980)
Brazilian Real         DBAB      Buy        81,000 3,900,150 JPY   8/18/10          --        (1,416)
Japanese Yen           JPHQ     Sell     7,537,000    79,951       8/18/10          --        (7,448)
Brazilian Real         DBAB      Buy       121,000 5,687,726 JPY   8/19/10          --          (526)
Israeli Shekel         DBAB      Buy        41,000    10,801       8/19/10          27            --
Israeli Shekel         CITI      Buy       414,000   109,070       8/19/10         268            --
Japanese Yen           HSBC     Sell     7,502,000    79,741       8/19/10          --        (7,254)
Euro                   UBSW     Sell       170,000   239,641       8/20/10          --       (15,019)
Israeli Shekel         CITI      Buy       158,900    41,574       8/20/10         391            --
Japanese Yen           DBAB     Sell     7,530,000    79,735       8/20/10          --        (7,585)
Japanese Yen           BZWS     Sell     7,521,000    79,859       8/20/10          --        (7,356)
Euro                   UBSW     Sell       170,000   240,458       8/23/10          --       (14,191)

Templeton Income Trust

Israeli Shekel         CITI      Buy       271,200    71,121       8/23/10         502            --
Japanese Yen           CITI     Sell    15,026,000   159,711       8/23/10          --       (14,541)
Japanese Yen           FBCO     Sell    14,916,000   159,713       8/23/10          --       (13,263)
Japanese Yen           JPHQ     Sell    14,994,000   159,710       8/24/10          --       (14,173)
Japanese Yen           BZWS     Sell    14,944,000   159,709       8/24/10          --       (13,594)
New Zealand Dollar     FBCO     Sell       101,146    66,694       8/24/10          --        (4,218)
Japanese Yen           DBAB     Sell     7,432,000    79,854       8/25/10          --        (6,335)
New Zealand Dollar     DBAB     Sell       101,000    67,519       8/27/10          --        (3,272)
Swedish Krona          DBAB      Buy    11,117,000 1,096,351 EUR   8/30/10          --       (47,334)
Brazilian Real         DBAB      Buy        81,000 3,784,563 JPY   8/31/10          --          (214)
Japanese Yen           JPHQ     Sell     7,449,000    79,856       9/01/10          --        (6,539)
Brazilian Real         DBAB      Buy       121,000 5,594,677 JPY   9/02/10         331            --
Japanese Yen           HSBC     Sell     7,370,000    79,846       9/02/10          --        (5,635)
Euro                   BZWS     Sell       170,000   242,148       9/07/10          --       (12,449)
Japanese Yen           HSBC     Sell    11,101,000   119,780       9/09/10          --        (8,990)
Japanese Yen           DBAB     Sell    12,835,000   139,821       9/10/10          --        (9,066)
Japanese Yen           HSBC     Sell    11,063,000   119,781       9/10/10          --        (8,550)
Japanese Yen           UBSW     Sell    10,661,000   116,509       9/13/10          --        (7,166)
Brazilian Real         DBAB      Buy       182,000 8,486,168 JPY   9/15/10          --          (636)
Japanese Yen           UBSW     Sell    12,634,000   139,817       9/15/10          --        (6,751)
Japanese Yen           HSBC     Sell     8,482,000    93,207       9/15/10          --        (5,193)
Japanese Yen           BZWS     Sell     8,389,000    93,216       9/15/10          --        (4,105)
Japanese Yen           HSBC     Sell    12,582,000   139,816       9/16/10          --        (6,152)
Japanese Yen           DBAB     Sell     4,218,000    46,608       9/16/10          --        (2,326)
Euro                   BZWS     Sell        19,300    28,416       9/20/10          --          (483)
Japanese Yen           JPHQ     Sell     8,436,000    93,215       9/21/10          --        (4,661)
Japanese Yen           HSBC     Sell     4,182,000    46,601       9/21/10          --        (1,919)
Euro                   UBSW     Sell       125,681   184,277       9/23/10          --        (3,904)
Euro                   JPHQ     Sell        55,232    81,777       9/24/10          --          (921)
Indian Rupee           HSBC      Buy     3,936,000    79,894       9/24/10       3,233            --
Indian Rupee           DBAB      Buy     7,870,000   159,797       9/24/10       6,416            --
Japanese Yen           JPHQ     Sell    10,532,000   116,382       9/24/10          --        (5,819)
Swedish Krona          UBSW      Buy     1,881,000   186,876 EUR   9/24/10          --       (10,017)
Indian Rupee           DBAB      Buy     9,760,000   199,742       9/27/10       6,348            --
Indian Rupee           JPHQ      Buy     3,908,000    79,886       9/27/10       2,635            --
Japanese Yen           JPHQ     Sell     1,047,000    11,635       9/27/10          --          (514)
Malaysian Ringgit      JPHQ      Buy       404,752   116,509       9/27/10       1,386            --
Swedish Krona          UBSW      Buy     1,879,000   186,855 EUR   9/27/10          --       (10,267)
Japanese Yen           JPHQ     Sell     2,502,000    27,803       9/28/10          --        (1,229)
Swedish Krona          DBAB      Buy       929,000    92,161 EUR   9/28/10          --        (4,742)
Indian Rupee           DBAB      Buy     7,850,000   159,780       9/29/10       5,958            --
Indian Rupee           JPHQ      Buy     9,008,000   183,755       9/29/10       6,431            --

Templeton Income Trust

Japanese Yen           JPHQ     Sell     4,170,000    46,338       9/29/10          --        (2,050)
Euro                   DBAB     Sell       780,000 1,141,085      10/04/10          --       (26,623)
Euro                   UBSW     Sell       430,000   628,402      10/04/10          --       (15,334)
Philippine Peso        DBAB      Buy     7,621,000   157,961      10/04/10          --          (855)
Philippine Peso        HSBC      Buy     6,113,000   126,367      10/04/10          --          (348)
Philippine Peso        DBAB      Buy     9,112,000   189,561      10/05/10          --        (1,727)
Philippine Peso        HSBC      Buy     9,114,000   189,556      10/05/10          --        (1,681)
Euro                   UBSW     Sell       195,000   283,277      10/06/10          --        (8,642)
Philippine Peso        JPHQ      Buy     2,407,000    50,546      10/06/10          --          (931)
Philippine Peso        DBAB      Buy     7,480,000   157,966      10/07/10          --        (3,789)
Euro                   UBSW     Sell       193,000   283,469      10/08/10          --        (5,448)
Philippine Peso        DBAB      Buy     5,986,000   126,383      10/08/10          --        (3,006)
Philippine Peso        HSBC      Buy     5,997,000   126,376      10/08/10          --        (2,772)
Philippine Peso        JPHQ      Buy     2,986,000    63,181      10/08/10          --        (1,637)
Philippine Peso        CITI      Buy     2,994,000    63,186      10/08/10          --        (1,477)
Malaysian Ringgit      DBAB      Buy       157,442    45,683      10/12/10         161            --
Philippine Peso        DBAB      Buy     1,782,000    37,907      10/12/10          --        (1,185)
Malaysian Ringgit      DBAB      Buy        67,946    20,006      10/13/10          --          (222)
Philippine Peso        JPHQ      Buy    10,386,000   221,584      10/13/10          --        (7,569)
Philippine Peso        HSBC      Buy     2,972,000    63,194      10/13/10          --        (1,952)
Chinese Yuan           HSBC      Buy       472,423    47,974 EUR  10/15/10          --        (1,907)
Philippine Peso        JPHQ      Buy       644,000    13,731      10/15/10          --          (462)
Chinese Yuan           HSBC      Buy       474,727    48,062 EUR  10/18/10          --        (1,685)
Philippine Peso        JPHQ      Buy     2,137,000    45,740      10/18/10          --        (1,715)
Chinese Yuan           HSBC      Buy       636,308    64,236 EUR  10/19/10          --        (1,977)
Philippine Peso        DBAB      Buy     1,077,000    22,876      10/19/10          --          (689)
Chinese Yuan           HSBC      Buy       393,000    59,559      10/21/10          --        (1,393)
Philippine Peso        DBAB      Buy     4,305,000    91,498      10/21/10          --        (2,823)
Philippine Peso        JPHQ      Buy     2,161,000    45,735      10/21/10          --        (1,223)
Chinese Yuan           HSBC      Buy       568,068    86,283      10/25/10          --        (2,191)
Philippine Peso        HSBC      Buy     6,664,000   139,853      10/25/10          --        (2,612)
Philippine Peso        DBAB      Buy     4,438,000    93,235      10/25/10          --        (1,837)
Philippine Peso        JPHQ      Buy     2,220,000    46,609      10/25/10          --          (890)
Chinese Yuan           HSBC      Buy       968,175   146,644      10/26/10          --        (3,317)
Euro                   DBAB     Sell       306,000   451,962      10/26/10          --        (5,997)
Euro                   BZWS     Sell       152,000   227,407      10/26/10          --           (76)
Indian Rupee           HSBC      Buy     5,734,000   120,614      10/26/10         242            --
Indian Rupee           DBAB      Buy    17,184,000   361,860      10/26/10         328            --
Philippine Peso        HSBC      Buy     5,763,000   121,216      10/26/10          --        (2,536)
Chinese Yuan           HSBC      Buy       578,604    87,462      10/27/10          --        (1,803)
Euro                   UBSW     Sell       289,000   432,792      10/27/10         281            --
Indian Rupee           HSBC      Buy     8,542,000   180,929      10/27/10          --          (900)

Templeton Income Trust

Philippine Peso        DBAB      Buy     1,781,000    37,291      10/28/10          --          (617)
Euro                   DBAB     Sell        39,000    57,607      11/02/10          --          (755)
Euro                   DBAB     Sell       148,000   217,590      11/03/10          --        (3,882)
Euro                   DBAB     Sell       113,000   165,686      11/05/10          --        (3,406)
Japanese Yen           CITI     Sell    34,542,911   381,764      11/08/10          --       (19,347)
Japanese Yen           BZWS     Sell    33,933,000   378,896      11/10/10          --       (15,147)
Japanese Yen           BZWS     Sell    44,512,000   496,758      11/12/10          --       (20,150)
Japanese Yen           UBSW     Sell    34,402,400   384,260      11/12/10          --       (15,248)
Japanese Yen           DBAB     Sell    23,793,000   265,621      11/15/10          --       (10,696)
Japanese Yen           JPHQ     Sell    11,881,000   132,808      11/16/10          --        (5,173)
Japanese Yen           BZWS     Sell     5,730,000    63,777      11/16/10          --        (2,769)
Japanese Yen           BZWS     Sell    23,724,000   265,628      11/17/10          --        (9,898)
Japanese Yen           UBSW     Sell     9,491,000   106,247      11/17/10          --        (3,980)
Japanese Yen           HSBC     Sell     6,209,000    69,066      11/17/10          --        (3,044)
Chinese Yuan           JPHQ      Buy    17,500,000 2,654,532      11/18/10          --       (61,166)
Euro                   DBAB     Sell        59,619    88,593      11/18/10          --          (603)
Euro                   UBSW     Sell       151,344   226,077      11/18/10          --          (351)
Japanese Yen           BZWS     Sell    33,082,000   371,870      11/18/10          --       (12,344)
Malaysian Ringgit      JPHQ      Buy     8,405,000 2,500,000      11/18/10          --       (54,700)
Malaysian Ringgit      DBAB      Buy     3,100,000   920,428      11/18/10          --       (18,532)
Euro                   DBAB     Sell        21,877    32,782      11/29/10          57            --
Japanese Yen           BZWS     Sell    37,381,000   424,998      11/29/10          --        (9,228)
Japanese Yen           BOFA     Sell    25,656,000   289,530      11/29/10          --        (8,496)
Japanese Yen           CITI     Sell     9,278,000   106,247      11/29/10          --        (1,529)
Norwegian Krone        UBSW      Buy     2,184,000   255,430 EUR  11/29/10          --        (4,606)
Swedish Krona          BZWS      Buy       446,080    43,127 EUR  11/30/10          --          (563)
Japanese Yen           DBAB     Sell    23,005,000   265,625      12/01/10          --        (1,615)
Norwegian Krone        UBSW      Buy       710,000    82,319 EUR  12/01/10          --          (433)
Mexican Peso           CITI     Sell       884,000    65,091      12/02/10          --          (263)
                                                                              --------   -----------
   Unrealized appreciation (depreciation)                                      868,517    (1,615,943)
                                                                              --------   -----------
      Net unrealized appreciation (depreciation)                                         $  (747,426)
                                                                                         ===========

At November 30,2009, the Fund had the following interest rate swap contracts outstanding. See Note 3.

              PAY/RECEIVE
                FLOATING   FIXED           FLOATING            NOTIONAL       EXPIRATION   UNREALIZED    UNREALIZED
COUNTERPARTY      RATE      RATE             RATE             AMOUNT(a)          DATE     APPRECIATION  DEPRECIATION
------------  -----------  -----  -------------------------  -----------      ----------  ------------  ------------
CITI              Pay      8.00%  MXN Interbank Equilibrium
                                  Interest Rate              $   600,000 MXN    1/18/19      $    --        $(75)
CITI              Pay      8.07%  MXN Interbank Equilibrium
                                  Interest Rate                3,010,000 MXN    1/22/19          607          --
CITI              Pay      8.28%  MXN Interbank Equilibrium
                                  Interest Rate               13,250,000 MXN    9/9/19        11,188          --
                                                                                             -------        ----
Unrealized appreciation (depreciation)                                                        11,795         (75)
                                                                                             -------        ----
Net unrealized appreciation (depreciation)                                                   $11,720        $ --
                                                                                             =======        ====

(a)  In U.S. dollars unless otherwise indicated.

Templeton Income Trust

CURRENCY

AUD    Australian Dollar
BRL    Brazilian Real
EUR    Euro
IDR    Indonesian Rupiah
ILS    New Israeli Shekel
KRW    South Korean Won
LKR    Sri Lankan Rupee
MXN    Mexican Peso
MYR    Malaysian Ringgit
NOK    Norwegian Krone
NZD    New Zealand Dollar
PLN    Polish Zloty
SEK    Swedish Krona

SELECTED PORTFOLIO

FRN    Floating Rate Note

COUNTERPARTY

BOFA   Bank of America N.A.
BZWS   Barclays Bank PLC
CITI   Citibank N.A.
DBAB   Deutsche Bank AG
FBCO   Credit Suisse International
HSBC   HSBC Bank USA
JPHQ   JPMorgan Chase Bank, N.A.
UBSW   UBS AG

Templeton Income Trust

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of three funds (Funds).

2. SECURITY VALUATION

Corporate debt securities, government securities, and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Funds enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contacts, cash or securities may be required to be deposited as collateral.

The Funds enter into interest rate swap contracts generally in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Any cash received may be invested according to the Funds' investment objectives.

4. INCOME TAXES

At November 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                TEMPLETON        TEMPLETON      TEMPLETON
                                               GLOBAL BOND     GLOBAL TOTAL   INTERNATIONAL
                                                   FUND         RETURN FUND     BOND FUND
                                             ---------------   ------------   -------------
Cost of investments                          $21,501,537,071   $228,457,310    $49,315,167
                                             ===============   ============    ===========
Unrealized appreciation                      $ 2,194,713,253   $ 11,336,786    $ 2,772,372
Unrealized depreciation                         (448,351,841)    (1,087,496)      (273,389)
                                             ---------------   ------------    -----------
Net unrealized appreciation (depreciation)   $ 1,746,361,412   $ 10,249,290    $ 2,498,983
                                             ===============   ============    ===========

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Templeton Income Trust

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                            Level 1          Level 2       Level 3        Total
                                        --------------   ---------------   -------   ---------------
TEMPLETON GLOBAL BOND FUND
Assets:
Investments in Securities
   Bonds(a)                             $           --   $20,567,618,621     $--      20,567,618,621
   Municipal Bonds                                  --       607,060,849      --         607,060,849
   Short Term Investments                1,693,124,655       380,094,358      --       2,073,219,013
                                        --------------   ---------------     ---     ---------------
      Total Investments in Securities   $1,693,124,655   $21,554,773,828     $--     $23,247,898,483
                                        --------------   ---------------     ---     ---------------
   Swaps                                            --        68,690,081      --          68,690,081
   Forward Exchange Contracts                       --       428,654,991      --         428,654,991
Liabilities:
   Swaps                                            --         4,284,768      --           4,284,768
   Forward Exchange Contracts                       --       791,771,106      --         791,771,106
TEMPLETON GLOBAL TOTAL RETURN FUND
Assets:
Investments in Securities:
Equity Investments:(b)
United States                           $           --   $         3,631     $--     $         3,631
Bonds(a)                                            --       225,588,887      --         225,588,887
Municipal Bonds                                     --         1,175,905      --           1,175,905
Short Term Investments                      10,668,411         1,269,766      --          11,938,177
                                        --------------   ---------------     ---     ---------------
      Total Investments in Securities   $   10,668,411   $   228,038,189     $--     $   238,706,600
                                        --------------   ---------------     ---     ---------------
Swaps                                               --            31,145      --              31,145
Forward Exchange Contracts                          --         1,807,734      --           1,807,734
Liabilities:
Swaps                                               --            27,849      --              27,849
Forward Exchange Contracts                          --         4,632,618      --          4,632, 618
TEMPLETON INTERNATIONAL BOND FUND
ASSETS:
Investments in Securities
   Bonds(a)                             $           --   $    38,827,792     $--     $    38,827,792
   Short Term Investments                   12,429,586           556,772                  12,986,358
                                        --------------   ---------------     ---     ---------------
      Total Investments in Securities   $   12,429,586   $    39,384,564     $--     $    51,814,150
                                        --------------   ---------------     ---     ---------------
Swaps                                               --            11,795      --              11,795
Forward Exchange Contracts                          --           868,517      --             868,517
Liabilities:
Swaps                                               --                75      --                  75
Forward Exchange Contracts                          --         1,615,943      --          1,615, 943

(a) For detailed bonds descriptions, see the accompanying Statements of Investments.

(b)  Includes preferred stock.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through January 22, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  --------------------------------
    Laura F. Fergerson
    Chief Executive Officer -
    Finance and Administration
Date January 27, 2010


By  /s/MARK H. OTANI
 ----------------------------------
     Mark H. Otani
     Chief Financial Officer and
     Chief Accounting Officer
Date  January 27, 2010